UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity®Advisor

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,026.40	$ 6.28
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,024.40	$ 7.53
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,022.40	$ 10.03
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,022.40	$ 10.03
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,027.10	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.02%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Invitrogen Corp.	3.0	2.6
Assurant, Inc.	1.8	0.9
NVIDIA Corp.	1.7	0.6
Newmont Mining Corp.	1.7	2.7
NII Holdings, Inc.	1.3	0.4
QIAGEN NV	1.2	1.2
CONSOL Energy, Inc.	1.1	0.8
Valero Energy Corp.	1.1	0.9
Caremark Rx, Inc.	1.1	1.2
Freeport-McMoRan Copper & Gold, Inc. Class B	1.1	1.3
	15.1
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.3	15.6
Energy	15.3	13.6
Information Technology	14.1	9.1
Consumer Discretionary	13.1	10.7
Industrials	10.3	10.8
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 * *
	Stocks 95.4%		Stocks 96.4%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	24.4%	** Foreign investments	27.0%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.7%
Autoliv, Inc.	30	$ 1,314
Bharat Forge Ltd.	4	133
BorgWarner, Inc.	17,300	928,491
Gentex Corp.	57,800	1,051,960
IMPCO Technologies, Inc. (a)	156,400	752,284
LKQ Corp. (a)	109,213	2,965,133
New Focus Auto Tech Holdings Ltd.	1,016,000	132,050
Nokian Tyres Ltd.	95,020	1,731,726
		7,563,091
Automobiles - 0.4%
Bajaj Auto Ltd.	33,171	1,055,673
Geely Automobile Holdings Ltd.	4,095,000	263,480
Hero Honda Motors Ltd.	6	80
Mahindra & Mahindra Ltd.	5,100	65,429
Maruti Udyog Ltd.	26,753	285,929
		1,670,591
Distributors - 0.0%
Eicher Motors Ltd.	30,058	210,147
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	79,972	3,256,460
Princeton Review, Inc. (a)	31,145	181,575
		3,438,035
Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc. (a)	17,860	557,232
Outback Steakhouse, Inc.	50,000	2,262,000
Red Robin Gourmet Burgers, Inc. (a)	9,800	607,404
Royal Caribbean Cruises Ltd.	39,200	1,895,712
Sonic Corp. (a)	133,600	4,078,808
TAJ GVK Hotels & Resorts Ltd.	7,529	75,065
		9,476,221
Household Durables - 0.5%
Alba PLC	19	127
LG Electronics, Inc.	15,620	993,520
Rational AG	3,900	420,043
Sekisui House Ltd.	86,000	869,267
		2,282,957
Internet & Catalog Retail - 0.2%
Alloy, Inc. (a)	1,700	8,738
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Provide Commerce, Inc. (a)	5,100	$ 110,109
Rakuten, Inc.	813	651,690
		770,537
Leisure Equipment & Products - 0.8%
Beneteau SA	3,600	279,472
Jumbo SA (a)	64,500	665,026
Oakley, Inc.	64,300	1,095,029
RC2 Corp. (a)	600	22,542
Sega Sammy Holdings, Inc.	12,300	754,159
Trigano SA	7,100	618,199
		3,434,427
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	34,100	878,106
Clear Media Ltd. (a)	1,000	869
Getty Images, Inc. (a)	500	37,130
Harris Interactive, Inc. (a)	165,358	805,293
JC Decaux SA (a)	24,200	613,534
Omnicom Group, Inc.	12,700	1,014,222
Salem Communications Corp. Class A (a)	11,200	222,208
Univision Communications, Inc. Class A (a)	38,400	1,057,920
Zee Telefilms Ltd.	140,097	500,933
		5,130,215
Multiline Retail - 0.1%
Don Quijote Co. Ltd. (d)	6,000	326,766
Pantaloon Retail India Ltd.	6,611	209,507
PT Mitra Adiperkasa Tbk	238,000	27,074
		563,347
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	500	34,350
AC Moore Arts & Crafts, Inc. (a)	90,706	2,867,217
Advance Auto Parts, Inc. (a)	8,000	516,400
Best Buy Co., Inc.	40,100	2,748,855
CarMax, Inc. (a)	50,900	1,356,485
Dixons Group PLC	494,600	1,391,294
Edgars Consolidated Stores Ltd.	11,800	514,498
GameStop Corp.:
Class A (a)	4,500	147,195
Class B (a)	45,400	1,357,460
GOME Electrical Appliances Holdings Ltd.	629,000	542,311
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guitar Center, Inc. (a)	12,001	$ 700,498
Hot Topic, Inc. (a)	37,300	713,176
KOMERI Co. Ltd.	66,000	1,779,361
Nitori Co. Ltd.	22,400	1,605,699
Peacock Group PLC	115,700	528,614
PETsMART, Inc.	41,200	1,250,420
Ross Stores, Inc.	4,400	127,204
Tiffany & Co., Inc.	5,700	186,732
		18,367,769
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co. (a)	30,100	1,486,639
Quiksilver, Inc. (a)	108,800	1,738,624
Ted Baker PLC	115,140	1,032,513
		4,257,776
TOTAL CONSUMER DISCRETIONARY		57,165,113
CONSUMER STAPLES - 5.5%
Beverages - 0.1%
Grupo Modelo SA de CV Series C	25,400	79,841
Jones Soda Co. (a)	24,000	144,000
		223,841
Food & Staples Retailing - 0.7%
Heng Tai Consumables Group Ltd.	796,000	151,600
Massmart Holdings Ltd.	77,600	522,429
Metro AG	20,300	1,007,454
Plant Co. Ltd.	9,800	123,533
Shinsegae Co. Ltd.	160	50,575
Sugi Pharmacy Co. Ltd.	20,400	610,685
Whole Foods Market, Inc.	4,800	567,840
		3,034,116
Food Products - 3.2%
Barry Callebaut AG	5	1,268
Bunge Ltd.	43,200	2,738,880
Chaoda Modern Agriculture (Holdings) Ltd.	491,700	194,567
Corn Products International, Inc.	34,500	819,720
Glanbia PLC	64,200	217,537
Green Mountain Coffee Roasters, Inc. (a)	7,739	262,584
Groupe Danone (d)	20,500	1,803,547
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Groupe Danone sponsored ADR	57,800	$ 1,011,500
Hershey Co.	32,900	2,043,090
IAWS Group PLC (Ireland)	700	9,793
Lindt & Spruengli AG	36	551,804
Lindt & Spruengli AG (participation certificate)	272	405,989
McCormick & Co., Inc. (non-vtg.)	48,300	1,578,444
People's Food Holdings Ltd.	1,175,000	606,371
Poore Brothers, Inc. (a)	70,200	313,794
PT Indofood Sukses Makmur Tbk	5,373,500	605,773
Smithfield Foods, Inc. (a)	6,700	182,709
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	4,000	65,720
Wm. Wrigley Jr. Co.	12,800	881,152
		14,294,242
Household Products - 0.0%
Godrej Consumer Products Ltd.	13,000	97,212
Personal Products - 1.5%
Avon Products, Inc.	110,700	4,189,995
Beauty China Holdings Ltd.	401,000	230,726
Hengan International Group Co. Ltd.	1,666,000	1,157,689
Natura Cosmeticos SA	23,000	733,063
Ojsc Concern Kalina sponsored ADR	3,000	85,950
Shiseido Co. Ltd. sponsored ADR	27,500	343,750
		6,741,173
TOTAL CONSUMER STAPLES		24,390,584
ENERGY - 15.3%
Energy Equipment & Services - 9.3%
Cal Dive International, Inc. (a)	46,900	2,456,153
Cooper Cameron Corp. (a)	39,500	2,450,975
Core Laboratories NV (a)	56,200	1,507,284
FMC Technologies, Inc. (a)	38,100	1,218,057
Global Industries Ltd. (a)	264,400	2,247,400
GlobalSantaFe Corp.	73,000	2,978,400
Gulf Island Fabrication, Inc.	20,900	415,492
Halliburton Co.	21,400	1,023,348
Helmerich & Payne, Inc.	21,700	1,018,164
Nabors Industries Ltd. (a)	47,300	2,867,326
National Oilwell Varco, Inc. (a)	41,611	1,978,187
Noble Corp.	47,900	2,946,329
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	37,800	$ 1,460,970
Parker Drilling Co. (a)	366,100	2,566,361
Pason Systems, Inc.	148,000	2,572,968
Patterson-UTI Energy, Inc.	28,700	798,721
Precision Drilling Corp. (a)	43,500	1,714,508
Pride International, Inc. (a)	46,500	1,195,050
Rowan Companies, Inc.	65,600	1,948,976
Smith International, Inc.	20,600	1,312,220
Superior Energy Services, Inc. (a)	48,500	863,300
Transocean, Inc. (a)	47,900	2,585,163
Weatherford International Ltd. (a)	10,700	620,386
		40,745,738
Oil, Gas & Consumable Fuels - 6.0%
Arch Coal, Inc.	18,400	1,002,248
Comstock Resources, Inc. (a)	47,300	1,196,217
CONSOL Energy, Inc.	94,600	5,068,668
Forest Oil Corp. (a)	17,100	718,200
Golar LNG Ltd. (Nasdaq) (a)	377	4,524
Massey Energy Co.	44,106	1,663,678
Newfield Exploration Co. (a)	28,700	1,144,843
Nippon Oil Corp.	107,000	726,487
Peabody Energy Corp.	46,800	2,435,472
Premcor, Inc.	21,000	1,557,780
Southwestern Energy Co. (a)	90,800	4,265,784
Tesoro Petroleum Corp.	19,400	902,488
TransMontaigne, Inc. (a)	70,000	735,000
Valero Energy Corp.	63,800	5,047,218
World Fuel Services Corp.	3,100	72,571
		26,541,178
TOTAL ENERGY		67,286,916
FINANCIALS - 9.9%
Capital Markets - 0.2%
Matsui Securities Co. Ltd. (d)	38,800	417,020
Mitsubishi Securities Co. Ltd.	39,000	345,674
		762,694
Commercial Banks - 3.5%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	5,200	481,000
Banco Pastor SA (Reg.)	37,100	1,481,587
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Bank Austria Creditanstalt AG	31,500	$ 3,287,445
Bank of Baroda	118,334	546,500
Bank of Fukuoka Ltd.	250,000	1,480,997
Bank of India	646,919	1,540,106
Bank of Yokohama Ltd.	239,000	1,381,353
Boston Private Financial Holdings, Inc.	9,800	246,960
Canara Bank	78,404	381,425
Center Financial Corp., California	4,100	101,803
Colonial Bancgroup, Inc.	21,500	474,290
Commerce Bancorp, Inc., New Jersey	17,300	524,363
Corp. Bank	7,279	60,802
HDFC Bank Ltd. sponsored ADR	8,100	376,731
Hiroshima Bank Ltd.	155,100	707,638
ICICI Bank Ltd. sponsored ADR	6,100	133,285
Juroku Bank Ltd.	42,000	227,600
PrivateBancorp, Inc.	2,200	77,836
State Bank of India	60,650	1,062,278
The Keiyo Bank Ltd.	54,000	276,074
Wintrust Financial Corp.	9,800	513,030
		15,363,103
Consumer Finance - 0.0%
EZCORP, Inc. Class A (a)	16,755	179,614
Diversified Financial Services - 0.4%
Kotak Mahindra Bank Ltd.	53,264	481,306
Moody's Corp.	10,400	467,584
TSX Group, Inc.	29,300	873,117
		1,822,007
Insurance - 4.5%
AFLAC, Inc.	105,400	4,561,712
American International Group, Inc.	14,900	865,690
Assurant, Inc.	219,900	7,938,390
Brown & Brown, Inc.	2,400	107,856
Mercury General Corp.	2,800	152,656
Ohio Casualty Corp.	10,000	241,800
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	572,500	920,892
Progressive Corp.	8,900	879,409
Reinsurance Group of America, Inc.	22,300	1,037,173
Universal American Financial Corp. (a)	1,600	36,192
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
USI Holdings Corp. (a)	16,900	$ 217,672
W.R. Berkley Corp.	79,650	2,841,912
		19,801,354
Real Estate - 0.9%
CBL & Associates Properties, Inc.	2,800	120,596
Equity Office Properties Trust	41,200	1,363,720
Pan Pacific Retail Properties, Inc.	10,500	696,990
Plum Creek Timber Co., Inc.	13,800	500,940
United Dominion Realty Trust, Inc. (SBI)	51,100	1,228,955
		3,911,201
Thrifts & Mortgage Finance - 0.4%
Doral Financial Corp.	14,600	241,484
Golden West Financial Corp., Delaware	7,700	495,726
Housing Development Finance Corp. Ltd.	13,692	280,564
NetBank, Inc.	93,429	870,758
		1,888,532
TOTAL FINANCIALS		43,728,505
HEALTH CARE - 17.3%
Biotechnology - 6.0%
Affymetrix, Inc. (a)	21,400	1,154,102
Albany Molecular Research, Inc. (a)	121,800	1,705,200
Charles River Laboratories International, Inc. (a)	32,524	1,569,283
Genentech, Inc. (a)	2,200	176,616
Harvard Bioscience, Inc. (a)	263,711	828,053
ImmunoGen, Inc. (a)	4,600	26,634
Invitrogen Corp. (a)	160,400	13,359,717
Martek Biosciences (a)(d)	13,598	516,044
Neogen Corp. (a)	1,600	22,880
QIAGEN NV (a)(d)	473,700	5,466,498
Stratagene Corp. (a)	138,212	1,201,062
Strategic Diagnostics, Inc. (a)	101,900	349,517
		26,375,606
Health Care Equipment & Supplies - 2.7%
Beckman Coulter, Inc.	70,000	4,449,900
Bio-Rad Laboratories, Inc. Class A (a)	8,100	479,601
BioLase Technology, Inc.	5,100	32,232
Bruker BioSciences Corp. (a)	2,000	7,980
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endocare, Inc. (a)	7,500	$ 30,000
Epix Pharmaceuticals, Inc. (a)	17,200	152,220
Gen-Probe, Inc. (a)	1,800	65,214
IDEXX Laboratories, Inc. (a)	8,900	554,737
Kinetic Concepts, Inc. (a)	3,700	222,000
Meridian Bioscience, Inc.	40,900	775,055
Millipore Corp. (a)	51,300	2,910,249
Molecular Devices Corp. (a)	20	433
Synthes, Inc.	6,752	741,237
Thermo Electron Corp. (a)	24,300	652,941
Waters Corp. (a)	24,600	914,382
		11,988,181
Health Care Providers & Services - 7.1%
Aetna, Inc.	42,900	3,552,978
Allscripts Healthcare Solutions, Inc. (a)	48,500	805,585
Caremark Rx, Inc. (a)	110,600	4,923,912
Cerner Corp. (a)	10,100	686,497
Community Health Systems, Inc. (a)	13,800	521,502
Covance, Inc. (a)	89,700	4,024,839
Eclipsys Corp. (a)	52,200	734,454
HealthExtras, Inc. (a)	22,900	459,603
Humana, Inc. (a)	39,200	1,557,808
ICON PLC sponsored ADR (a)	15,700	544,790
IMS Health, Inc.	127,600	3,160,652
Lifeline Systems, Inc. (a)	10,200	327,624
Omnicare, Inc.	23,100	980,133
Pharmaceutical Product Development, Inc. (a)	64,200	3,008,412
ProxyMed, Inc. (a)	39,388	308,802
ResCare, Inc. (a)	87,900	1,191,924
Sunrise Senior Living, Inc. (a)(d)	30,800	1,662,584
Triad Hospitals, Inc. (a)	9,300	508,152
TriZetto Group, Inc. (a)	18,000	252,180
VCA Antech, Inc. (a)	10,000	242,500
VistaCare, Inc. Class A (a)	28,900	533,783
WebMD Corp. (a)	120,600	1,238,562
		31,227,276
Pharmaceuticals - 1.5%
Bentley Pharmaceuticals, Inc. (a)	19,700	215,715
Connetics Corp. (a)	30,100	530,964
Dr. Reddy's Laboratories Ltd. sponsored ADR	10,300	174,276
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Hi-Tech Pharmacal Co., Inc. (a)	80	$ 2,549
Merck KGaA	32,300	2,574,716
Ranbaxy Laboratories Ltd. sponsored GDR	27,006	668,399
Roche Holding AG:
(participation certificate)	14,165	1,792,660
sponsored ADR	5,800	365,922
		6,325,201
TOTAL HEALTH CARE		75,916,264
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.8%
DRS Technologies, Inc.	13,000	666,640
Esterline Technologies Corp. (a)	23,500	941,880
L-3 Communications Holdings, Inc.	21,700	1,661,786
		3,270,306
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	10,854	631,703
Hub Group, Inc. Class A (a)	59,088	1,480,154
		2,111,857
Airlines - 0.2%
ACE Aviation Holdings, Inc. Class A (a)	25,700	835,900
Building Products - 0.0%
Quixote Corp.	6,900	135,309
Commercial Services & Supplies - 1.0%
Bennett Environmental, Inc. (a)	1,600	4,871
ChoicePoint, Inc. (a)	24,800	993,240
Fullcast Co. Ltd.	573	1,451,810
Randstad Holdings NV	7,000	241,933
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,188	816,162
Stericycle, Inc. (a)	20,442	1,028,641
		4,536,657
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	51,600	1,179,576
Dycom Industries, Inc. (a)	12,300	243,663
Foster Wheeler Ltd. (a)	40,995	805,962
Jacobs Engineering Group, Inc. (a)	41,200	2,317,912
Shaw Group, Inc. (a)	101,600	2,185,416
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
United Group Ltd.	65,100	$ 477,984
United Group Ltd. New (a)	14,000	100,766
		7,311,279
Electrical Equipment - 1.5%
Baldor Electric Co.	10,900	265,088
C&D Technologies, Inc.	49,200	452,148
Crompton Greaves Ltd.	8,700	88,061
Rockwell Automation, Inc.	88,100	4,291,351
Roper Industries, Inc.	22,200	1,584,414
		6,681,062
Industrial Conglomerates - 0.6%
Max India Ltd. (a)	14,252	174,843
Teleflex, Inc.	43,200	2,564,784
		2,739,627
Machinery - 3.6%
AGCO Corp. (a)	180,600	3,453,072
Dover Corp.	20,400	742,152
Flowserve Corp. (a)	111,300	3,367,938
Gardner Denver, Inc. (a)	18,400	645,472
Harsco Corp.	47,300	2,580,215
Heidelberger Druckmaschinen AG	16,600	486,141
Krones AG	190	22,993
Tata Motors Ltd.	45,134	441,685
Terex Corp. (a)	24,900	981,060
Wabtec Corp.	16,500	354,420
Watts Water Technologies, Inc. Class A	63,600	2,129,964
Zenon Environmental, Inc. (a)	28,800	581,077
		15,786,189
Marine - 0.1%
Alexander & Baldwin, Inc.	13,200	611,820
Hanjin Shipping Co. Ltd.	10	251
		612,071
Road & Rail - 0.2%
Landstar System, Inc. (a)	26,300	792,156
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	11,000	371,250
TOTAL INDUSTRIALS		45,183,663
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 1.5%
C-COR, Inc. (a)	144,370	$ 988,935
NETGEAR, Inc. (a)	74,596	1,387,486
Plantronics, Inc.	58,600	2,130,696
TANDBERG ASA	214,200	2,294,660
		6,801,777
Computers & Peripherals - 1.4%
Apple Computer, Inc. (a)	115,051	4,235,027
iCAD, Inc. (a)	72,140	322,466
SanDisk Corp. (a)	69,800	1,656,354
		6,213,847
Electronic Equipment & Instruments - 3.7%
CDW Corp.	64,920	3,706,283
Elec & Eltek International Co. Ltd.	160,000	406,400
Hon Hai Precision Industries Co. Ltd.	881,000	4,575,359
KEMET Corp. (a)	77,100	485,730
Keyence Corp.	1,400	313,818
Measurement Specialties, Inc. (a)	10,600	246,026
Mettler-Toledo International, Inc. (a)	19,900	926,942
Symbol Technologies, Inc.	400,400	3,951,948
Vishay Intertechnology, Inc. (a)	145,900	1,731,833
Xyratex Ltd.	1,800	27,918
		16,372,257
Internet Software & Services - 1.1%
aQuantive, Inc. (a)	17,450	309,214
eCollege.com (a)	9,100	108,290
RealNetworks, Inc. (a)	367,272	1,825,342
Sohu.com, Inc. (a)	3,900	85,488
ValueClick, Inc. (a)	75,309	928,560
VeriSign, Inc. (a)	24,700	710,372
Yahoo! Japan Corp.	329	691,195
		4,658,461
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	14,384	735,022
Anteon International Corp. (a)	36,500	1,665,130
Lionbridge Technologies, Inc. (a)	89,500	606,810
ManTech International Corp. Class A (a)	18,000	558,720
Maximus, Inc.	31,300	1,104,577
Net One Systems Co. Ltd.	5	12,894
Obic Co. Ltd.	6,100	1,035,688
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SI International, Inc. (a)	27,408	$ 821,144
TIS, Inc.	15,000	512,601
		7,052,586
Office Electronics - 0.1%
Neopost SA	2,600	228,900
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	31,500	1,175,265
Cabot Microelectronics Corp. (a)	13,800	400,062
Credence Systems Corp. (a)	91,700	829,885
IXYS Corp. (a)	34,300	486,374
LSI Logic Corp. (a)	221,000	1,876,290
NVIDIA Corp. (a)	283,856	7,584,632
Skyworks Solutions, Inc. (a)	26,400	194,568
Varian Semiconductor Equipment Associates, Inc. (a)	13,900	514,300
		13,061,376
Software - 1.7%
Activision, Inc. (a)	51,200	845,824
Adobe Systems, Inc.	14,500	414,990
Electronic Arts, Inc. (a)	8,600	486,846
Intuit, Inc. (a)	6,183	278,915
Macrovision Corp. (a)	26,341	593,726
NAVTEQ Corp.	14,400	535,392
Open Solutions, Inc. (a)	45,000	913,950
Renaissance Learning, Inc.	41,623	844,947
RSA Security, Inc. (a)(d)	81,400	934,472
Salesforce.com, Inc.	1,300	26,624
Synopsys, Inc. (a)	44,400	740,148
THQ, Inc. (a)	30,000	878,100
		7,493,934
TOTAL INFORMATION TECHNOLOGY		61,883,138
MATERIALS - 7.4%
Chemicals - 2.3%
Airgas, Inc.	58,000	1,430,860
Asian Paints India Ltd.	32,396	306,262
Crompton Corp.	89,300	1,263,595
Ecolab, Inc.	39,900	1,291,164
K&S AG	4,600	254,843
Monsanto Co.	27,000	1,697,490
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	16,900	$ 969,154
Olin Corp.	29,300	534,432
Praxair, Inc.	5,800	270,280
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	3,800	131,100
Tokuyama Corp.	127,000	904,648
Tosoh Corp.	274,500	1,141,017
United Phosphorous Ltd.	9	168
		10,195,013
Construction Materials - 0.2%
Florida Rock Industries, Inc.	9,300	682,155
Containers & Packaging - 0.0%
Essel Propack Ltd.	23,235	170,354
Silgan Holdings, Inc.	94	5,287
		175,641
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd.	109,900	1,375,096
Compania de Minas Buenaventura SA sponsored ADR	45,300	1,041,447
Fording Canadian Coal Trust	3,200	292,994
Freeport-McMoRan Copper & Gold, Inc. Class B	127,300	4,766,112
Goldcorp, Inc.	13,200	209,980
Golden Star Resources Ltd. (a)	4,700	14,577
Harmony Gold Mining Co. Ltd.	105,200	900,512
High River Gold Mines Ltd. (a)	138,800	152,938
Kinross Gold Corp. (a)	393,800	2,410,627
Newmont Mining Corp.	192,700	7,521,081
Nippon Steel Corp.	307,300	714,877
Teck Cominco Ltd. Class B (sub. vtg.)	27,400	924,515
		20,324,756
Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd. (a)	968,000	822,134
Sino-Forest Corp. (a)	222,900	502,125
		1,324,259
TOTAL MATERIALS		32,701,824
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	43,000	1,249,150
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.5%
America Movil SA de CV Series L sponsored ADR	12,100	$ 721,281
Bharti Televentures Ltd. (a)	40,647	235,851
NII Holdings, Inc. (a)	89,903	5,748,398
		6,705,530
TOTAL TELECOMMUNICATION SERVICES		7,954,680
UTILITIES - 0.7%
Gas Utilities - 0.2%
SEMCO Energy, Inc. (a)	161,800	969,182
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	126,800	2,076,984
TOTAL UTILITIES		3,046,166
TOTAL COMMON STOCKS (Cost $392,565,426)		419,256,853
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)(Cost $499,486)	700	526,594
Money Market Funds - 5.2%
Fidelity Cash Central Fund, 3.21% (b)	18,943,034	18,943,034
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	4,078,085	4,078,085
TOTAL MONEY MARKET FUNDS (Cost $23,021,119)		23,021,119
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $416,086,031)		442,804,566
NET OTHER ASSETS - (0.6)%		(2,759,066)
NET ASSETS - 100%		$ 440,045,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.6%
Japan	5.0%
Canada	3.0%
India	1.9%
Netherlands	1.9%
Cayman Islands	1.8%
Germany	1.1%
Taiwan	1.0%
France	1.0%
Others (individually less than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,883,010) (cost $416,086,031) - See accompanying schedule		$ 442,804,566
Foreign currency held at value (cost $228,083)		226,635
Receivable for investments sold		2,561,871
Receivable for foreign currency contracts		1,385,316
Receivable for fund shares sold		2,913,794
Dividends receivable		229,037
Interest receivable		75,054
Prepaid expenses		6,518
Other receivables		110,032
Total assets		450,312,823

Liabilities
Payable to custodian bank	$ 282,681
Payable for investments purchased	3,552,498
Payable for foreign currency contracts	1,274,939
Payable for fund shares redeemed	471,895
Accrued management fee	205,330
Distribution fees payable	159,015
Other affiliated payables	112,710
Other payables and accrued expenses	130,170
Collateral on securities loaned, at value	4,078,085
Total liabilities		10,267,323

Net Assets		$ 440,045,500
Net Assets consist of:
Paid in capital		$ 417,671,645
Accumulated net investment loss		(428,714)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,814,890)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,617,459
Net Assets		$ 440,045,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,931,315 ÷ 7,472,728 shares)	$ 12.84

Maximum offering price per share (100/94.25 of $12.84)	$ 13.62
Class T: Net Asset Value and redemption price per share ($173,634,589 ÷ 13,554,804 shares)	$ 12.81

Maximum offering price per share (100/96.50 of $12.81)	$ 13.27
Class B: Net Asset Value and offering price per share ($33,817,151 ÷ 2,650,294 shares)A	$ 12.76

Class C: Net Asset Value and offering price per share ($56,435,856 ÷ 4,420,743 shares)A	$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($80,226,589 ÷ 6,233,813 shares)	$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 1,185,582
Interest		354,107
Security lending		24,035
Total income		1,563,724

Expenses
Management fee	$ 801,185
Transfer agent fees	448,531
Distribution fees	670,397
Accounting and security lending fees	57,907
Independent trustees' compensation	518
Custodian fees and expenses	73,416
Registration fees	112,734
Audit	19,709
Legal	596
Miscellaneous	167
Total expenses before reductions	2,185,160
Expense reductions	(195,187)	1,989,973
Net investment income (loss)		(426,249)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,533,330)
Foreign currency transactions	(27,004)
Total net realized gain (loss)		(3,560,334)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $61,790)	14,041,668
Assets and liabilities in foreign currencies	(4,148)
Total change in net unrealized appreciation (depreciation)		14,037,520
Net gain (loss)		10,477,186
Net increase (decrease) in net assets resulting from operations		$ 10,050,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	For the period August 12, 2004 (commencement of operations) to December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (426,249)	$ (194,575)
Net realized gain (loss)	(3,560,334)	12,035
Change in net unrealized appreciation (depreciation)	14,037,520	12,579,939
Net increase (decrease) in net assets resulting from operations	10,050,937	12,397,399
Distributions to shareholders from net realized gain	(74,481)	-
Share transactions - net increase (decrease)	295,417,621	122,254,024
Total increase (decrease) in net assets	305,394,077	134,651,423

Net Assets
Beginning of period	134,651,423	-
End of period (including accumulated net investment loss of $428,714 and accumulated net investment loss of $2,465, respectively)	$ 440,045,500	$ 134,651,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.02)
Net realized and unrealized gain (loss)	.33	2.54
Total from investment operations	.33	2.52
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 12.84	$ 12.52
Total Return B, C, D	2.64%	25.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.37% A	1.79% A
Expenses net of voluntary waivers, if any	1.25% A	1.30% A
Expenses net of all reductions	1.17% A	1.26% A
Net investment income (loss)	(.07)% A	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,931	$ 34,438
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)
Net realized and unrealized gain (loss)	.33	2.54
Total from investment operations	.31	2.51
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 12.81	$ 12.51
Total Return B, C, D	2.44%	25.10%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A	1.96% A
Expenses net of voluntary waivers, if any	1.50% A	1.55% A
Expenses net of all reductions	1.43% A	1.51% A
Net investment income (loss)	(.32)% A	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,635	$ 60,107
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)
Net realized and unrealized gain (loss)	.33	2.54
Total from investment operations	.28	2.48
Net asset value, end of period	$ 12.76	$ 12.48
Total Return B, C, D	2.24%	24.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.12% A	2.61% A
Expenses net of voluntary waivers, if any	2.00% A	2.05% A
Expenses net of all reductions	1.92% A	2.01% A
Net investment income (loss)	(.82)% A	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,817	$ 15,527
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)
Net realized and unrealized gain (loss)	.33	2.55
Total from investment operations	.28	2.49
Net asset value, end of period	$ 12.77	$ 12.49
Total Return B, C, D	2.24%	24.90%
Ratios to Average Net Assets G
Expenses before expense reductions	2.11% A	2.53% A
Expenses net of voluntary waivers, if any	2.00% A	2.05% A
Expenses net of all reductions	1.92% A	2.01% A
Net investment income (loss)	(.82)% A	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,436	$ 17,822
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)
Net realized and unrealized gain (loss)	.33	2.55
Total from investment operations	.34	2.54
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 12.87	$ 12.54
Total Return B, C	2.71%	25.40%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09% A	1.38% A
Expenses net of voluntary waivers, if any	1.02% A	1.05% A
Expenses net of all reductions	.94% A	1.01% A
Net investment income (loss)	.16% A	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,227	$ 6,757
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 12, 2004 (commencement of operations) to December 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap II Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 37,088,409
Unrealized depreciation	(12,680,625)
Net unrealized appreciation (depreciation)	$ 24,407,784
Cost for federal income tax purposes	$ 418,396,782

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $431,334,691 and $151,943,579, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 79,103	$ 804
Class T	.25%	.25%	288,222	35,304
Class B	.75%	.25%	127,353	96,146
Class C	.75%	.25%	175,719	126,474
			$ 670,397	$ 258,728

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 254,213
Class T	46,741
Class B*	15,506
Class C*	2,696
$ 319,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 116,549	.37 *
Class T	149,939	.26 *
Class B	48,031	.38 *
Class C	64,861	.37 *
Institutional Class	69,151	.34 *
	$ 448,531

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $352,519 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,292 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.30% - 1.25%*	$ 36,716
Class T	1.55% - 1.50%*	2,667
Class B	2.05% - 2.00%*	15,378
Class C	2.05% - 2.00%*	18,769
Institutional Class	1.05% - 1.00%*	14,229
		$ 87,759

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $107,172 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $256.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Period ended December 31, 2004A
From net realized gain
Class A	$ 35,334	$ -
Class T	31,905	-
Institutional Class	7,242	-
Total	$ 74,481	$ -

A For the period August 12, 2004 (commencement of operations) to December 31, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Period ended December 31, 2004 A	Six months ended June 30, 2005	Period ended December 31, 2004 A
Class A
Shares sold	5,116,545	2,793,502	$ 64,173,462	$ 31,810,120
Reinvestment of distributions	2,634	-	33,112	-
Shares redeemed	(396,607)	(43,346)	(5,004,929)	(510,122)
Net increase (decrease)	4,722,572	2,750,156	$ 59,201,645	$ 31,299,998
Class T
Shares sold	9,424,251	5,009,964	$ 117,815,332	$ 56,923,971
Reinvestment of distributions	2,451	-	30,782	-
Shares redeemed	(677,683)	(204,179)	(8,482,964)	(2,350,782)
Net increase (decrease)	8,749,019	4,805,785	$ 109,363,150	$ 54,573,189
Class B
Shares sold	1,708,580	1,266,901	$ 21,291,063	$ 14,392,485
Shares redeemed	(302,139)	(23,048)	(3,776,666)	(277,523)
Net increase (decrease)	1,406,441	1,243,853	$ 17,514,397	$ 14,114,962
Class C
Shares sold	3,198,568	1,436,802	$ 39,829,450	$ 16,336,650
Shares redeemed	(204,889)	(9,738)	(2,579,466)	(115,404)
Net increase (decrease)	2,993,679	1,427,064	$ 37,249,984	$ 16,221,246
Institutional Class
Shares sold	6,018,989	552,710	$ 76,154,680	$ 6,208,664
Reinvestment of distributions	471	-	5,930	-
Shares redeemed	(324,624)	(13,733)	(4,072,165)	(164,035)
Net increase (decrease)	5,694,836	538,977	$ 72,088,445	$ 6,044,629

A For the period August 12, 2004 (commencement of operations) to December 31, 2004.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.650	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-USAN-0805
1.801445.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity®Advisor

Mid Cap II

Fund - Institutional Class

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,026.40	$ 6.28
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,024.40	$ 7.53
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,022.40	$ 10.03
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,022.40	$ 10.03
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,027.10	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.02%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Invitrogen Corp.	3.0	2.6
Assurant, Inc.	1.8	0.9
NVIDIA Corp.	1.7	0.6
Newmont Mining Corp.	1.7	2.7
NII Holdings, Inc.	1.3	0.4
QIAGEN NV	1.2	1.2
CONSOL Energy, Inc.	1.1	0.8
Valero Energy Corp.	1.1	0.9
Caremark Rx, Inc.	1.1	1.2
Freeport-McMoRan Copper & Gold, Inc. Class B	1.1	1.3
	15.1
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.3	15.6
Energy	15.3	13.6
Information Technology	14.1	9.1
Consumer Discretionary	13.1	10.7
Industrials	10.3	10.8
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 * *
	Stocks 95.4%		Stocks 96.4%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	24.4%	** Foreign investments	27.0%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.7%
Autoliv, Inc.	30	$ 1,314
Bharat Forge Ltd.	4	133
BorgWarner, Inc.	17,300	928,491
Gentex Corp.	57,800	1,051,960
IMPCO Technologies, Inc. (a)	156,400	752,284
LKQ Corp. (a)	109,213	2,965,133
New Focus Auto Tech Holdings Ltd.	1,016,000	132,050
Nokian Tyres Ltd.	95,020	1,731,726
		7,563,091
Automobiles - 0.4%
Bajaj Auto Ltd.	33,171	1,055,673
Geely Automobile Holdings Ltd.	4,095,000	263,480
Hero Honda Motors Ltd.	6	80
Mahindra & Mahindra Ltd.	5,100	65,429
Maruti Udyog Ltd.	26,753	285,929
		1,670,591
Distributors - 0.0%
Eicher Motors Ltd.	30,058	210,147
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	79,972	3,256,460
Princeton Review, Inc. (a)	31,145	181,575
		3,438,035
Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc. (a)	17,860	557,232
Outback Steakhouse, Inc.	50,000	2,262,000
Red Robin Gourmet Burgers, Inc. (a)	9,800	607,404
Royal Caribbean Cruises Ltd.	39,200	1,895,712
Sonic Corp. (a)	133,600	4,078,808
TAJ GVK Hotels & Resorts Ltd.	7,529	75,065
		9,476,221
Household Durables - 0.5%
Alba PLC	19	127
LG Electronics, Inc.	15,620	993,520
Rational AG	3,900	420,043
Sekisui House Ltd.	86,000	869,267
		2,282,957
Internet & Catalog Retail - 0.2%
Alloy, Inc. (a)	1,700	8,738
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Provide Commerce, Inc. (a)	5,100	$ 110,109
Rakuten, Inc.	813	651,690
		770,537
Leisure Equipment & Products - 0.8%
Beneteau SA	3,600	279,472
Jumbo SA (a)	64,500	665,026
Oakley, Inc.	64,300	1,095,029
RC2 Corp. (a)	600	22,542
Sega Sammy Holdings, Inc.	12,300	754,159
Trigano SA	7,100	618,199
		3,434,427
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	34,100	878,106
Clear Media Ltd. (a)	1,000	869
Getty Images, Inc. (a)	500	37,130
Harris Interactive, Inc. (a)	165,358	805,293
JC Decaux SA (a)	24,200	613,534
Omnicom Group, Inc.	12,700	1,014,222
Salem Communications Corp. Class A (a)	11,200	222,208
Univision Communications, Inc. Class A (a)	38,400	1,057,920
Zee Telefilms Ltd.	140,097	500,933
		5,130,215
Multiline Retail - 0.1%
Don Quijote Co. Ltd. (d)	6,000	326,766
Pantaloon Retail India Ltd.	6,611	209,507
PT Mitra Adiperkasa Tbk	238,000	27,074
		563,347
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	500	34,350
AC Moore Arts & Crafts, Inc. (a)	90,706	2,867,217
Advance Auto Parts, Inc. (a)	8,000	516,400
Best Buy Co., Inc.	40,100	2,748,855
CarMax, Inc. (a)	50,900	1,356,485
Dixons Group PLC	494,600	1,391,294
Edgars Consolidated Stores Ltd.	11,800	514,498
GameStop Corp.:
Class A (a)	4,500	147,195
Class B (a)	45,400	1,357,460
GOME Electrical Appliances Holdings Ltd.	629,000	542,311
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guitar Center, Inc. (a)	12,001	$ 700,498
Hot Topic, Inc. (a)	37,300	713,176
KOMERI Co. Ltd.	66,000	1,779,361
Nitori Co. Ltd.	22,400	1,605,699
Peacock Group PLC	115,700	528,614
PETsMART, Inc.	41,200	1,250,420
Ross Stores, Inc.	4,400	127,204
Tiffany & Co., Inc.	5,700	186,732
		18,367,769
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co. (a)	30,100	1,486,639
Quiksilver, Inc. (a)	108,800	1,738,624
Ted Baker PLC	115,140	1,032,513
		4,257,776
TOTAL CONSUMER DISCRETIONARY		57,165,113
CONSUMER STAPLES - 5.5%
Beverages - 0.1%
Grupo Modelo SA de CV Series C	25,400	79,841
Jones Soda Co. (a)	24,000	144,000
		223,841
Food & Staples Retailing - 0.7%
Heng Tai Consumables Group Ltd.	796,000	151,600
Massmart Holdings Ltd.	77,600	522,429
Metro AG	20,300	1,007,454
Plant Co. Ltd.	9,800	123,533
Shinsegae Co. Ltd.	160	50,575
Sugi Pharmacy Co. Ltd.	20,400	610,685
Whole Foods Market, Inc.	4,800	567,840
		3,034,116
Food Products - 3.2%
Barry Callebaut AG	5	1,268
Bunge Ltd.	43,200	2,738,880
Chaoda Modern Agriculture (Holdings) Ltd.	491,700	194,567
Corn Products International, Inc.	34,500	819,720
Glanbia PLC	64,200	217,537
Green Mountain Coffee Roasters, Inc. (a)	7,739	262,584
Groupe Danone (d)	20,500	1,803,547
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Groupe Danone sponsored ADR	57,800	$ 1,011,500
Hershey Co.	32,900	2,043,090
IAWS Group PLC (Ireland)	700	9,793
Lindt & Spruengli AG	36	551,804
Lindt & Spruengli AG (participation certificate)	272	405,989
McCormick & Co., Inc. (non-vtg.)	48,300	1,578,444
People's Food Holdings Ltd.	1,175,000	606,371
Poore Brothers, Inc. (a)	70,200	313,794
PT Indofood Sukses Makmur Tbk	5,373,500	605,773
Smithfield Foods, Inc. (a)	6,700	182,709
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	4,000	65,720
Wm. Wrigley Jr. Co.	12,800	881,152
		14,294,242
Household Products - 0.0%
Godrej Consumer Products Ltd.	13,000	97,212
Personal Products - 1.5%
Avon Products, Inc.	110,700	4,189,995
Beauty China Holdings Ltd.	401,000	230,726
Hengan International Group Co. Ltd.	1,666,000	1,157,689
Natura Cosmeticos SA	23,000	733,063
Ojsc Concern Kalina sponsored ADR	3,000	85,950
Shiseido Co. Ltd. sponsored ADR	27,500	343,750
		6,741,173
TOTAL CONSUMER STAPLES		24,390,584
ENERGY - 15.3%
Energy Equipment & Services - 9.3%
Cal Dive International, Inc. (a)	46,900	2,456,153
Cooper Cameron Corp. (a)	39,500	2,450,975
Core Laboratories NV (a)	56,200	1,507,284
FMC Technologies, Inc. (a)	38,100	1,218,057
Global Industries Ltd. (a)	264,400	2,247,400
GlobalSantaFe Corp.	73,000	2,978,400
Gulf Island Fabrication, Inc.	20,900	415,492
Halliburton Co.	21,400	1,023,348
Helmerich & Payne, Inc.	21,700	1,018,164
Nabors Industries Ltd. (a)	47,300	2,867,326
National Oilwell Varco, Inc. (a)	41,611	1,978,187
Noble Corp.	47,900	2,946,329
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	37,800	$ 1,460,970
Parker Drilling Co. (a)	366,100	2,566,361
Pason Systems, Inc.	148,000	2,572,968
Patterson-UTI Energy, Inc.	28,700	798,721
Precision Drilling Corp. (a)	43,500	1,714,508
Pride International, Inc. (a)	46,500	1,195,050
Rowan Companies, Inc.	65,600	1,948,976
Smith International, Inc.	20,600	1,312,220
Superior Energy Services, Inc. (a)	48,500	863,300
Transocean, Inc. (a)	47,900	2,585,163
Weatherford International Ltd. (a)	10,700	620,386
		40,745,738
Oil, Gas & Consumable Fuels - 6.0%
Arch Coal, Inc.	18,400	1,002,248
Comstock Resources, Inc. (a)	47,300	1,196,217
CONSOL Energy, Inc.	94,600	5,068,668
Forest Oil Corp. (a)	17,100	718,200
Golar LNG Ltd. (Nasdaq) (a)	377	4,524
Massey Energy Co.	44,106	1,663,678
Newfield Exploration Co. (a)	28,700	1,144,843
Nippon Oil Corp.	107,000	726,487
Peabody Energy Corp.	46,800	2,435,472
Premcor, Inc.	21,000	1,557,780
Southwestern Energy Co. (a)	90,800	4,265,784
Tesoro Petroleum Corp.	19,400	902,488
TransMontaigne, Inc. (a)	70,000	735,000
Valero Energy Corp.	63,800	5,047,218
World Fuel Services Corp.	3,100	72,571
		26,541,178
TOTAL ENERGY		67,286,916
FINANCIALS - 9.9%
Capital Markets - 0.2%
Matsui Securities Co. Ltd. (d)	38,800	417,020
Mitsubishi Securities Co. Ltd.	39,000	345,674
		762,694
Commercial Banks - 3.5%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	5,200	481,000
Banco Pastor SA (Reg.)	37,100	1,481,587
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Bank Austria Creditanstalt AG	31,500	$ 3,287,445
Bank of Baroda	118,334	546,500
Bank of Fukuoka Ltd.	250,000	1,480,997
Bank of India	646,919	1,540,106
Bank of Yokohama Ltd.	239,000	1,381,353
Boston Private Financial Holdings, Inc.	9,800	246,960
Canara Bank	78,404	381,425
Center Financial Corp., California	4,100	101,803
Colonial Bancgroup, Inc.	21,500	474,290
Commerce Bancorp, Inc., New Jersey	17,300	524,363
Corp. Bank	7,279	60,802
HDFC Bank Ltd. sponsored ADR	8,100	376,731
Hiroshima Bank Ltd.	155,100	707,638
ICICI Bank Ltd. sponsored ADR	6,100	133,285
Juroku Bank Ltd.	42,000	227,600
PrivateBancorp, Inc.	2,200	77,836
State Bank of India	60,650	1,062,278
The Keiyo Bank Ltd.	54,000	276,074
Wintrust Financial Corp.	9,800	513,030
		15,363,103
Consumer Finance - 0.0%
EZCORP, Inc. Class A (a)	16,755	179,614
Diversified Financial Services - 0.4%
Kotak Mahindra Bank Ltd.	53,264	481,306
Moody's Corp.	10,400	467,584
TSX Group, Inc.	29,300	873,117
		1,822,007
Insurance - 4.5%
AFLAC, Inc.	105,400	4,561,712
American International Group, Inc.	14,900	865,690
Assurant, Inc.	219,900	7,938,390
Brown & Brown, Inc.	2,400	107,856
Mercury General Corp.	2,800	152,656
Ohio Casualty Corp.	10,000	241,800
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	572,500	920,892
Progressive Corp.	8,900	879,409
Reinsurance Group of America, Inc.	22,300	1,037,173
Universal American Financial Corp. (a)	1,600	36,192
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
USI Holdings Corp. (a)	16,900	$ 217,672
W.R. Berkley Corp.	79,650	2,841,912
		19,801,354
Real Estate - 0.9%
CBL & Associates Properties, Inc.	2,800	120,596
Equity Office Properties Trust	41,200	1,363,720
Pan Pacific Retail Properties, Inc.	10,500	696,990
Plum Creek Timber Co., Inc.	13,800	500,940
United Dominion Realty Trust, Inc. (SBI)	51,100	1,228,955
		3,911,201
Thrifts & Mortgage Finance - 0.4%
Doral Financial Corp.	14,600	241,484
Golden West Financial Corp., Delaware	7,700	495,726
Housing Development Finance Corp. Ltd.	13,692	280,564
NetBank, Inc.	93,429	870,758
		1,888,532
TOTAL FINANCIALS		43,728,505
HEALTH CARE - 17.3%
Biotechnology - 6.0%
Affymetrix, Inc. (a)	21,400	1,154,102
Albany Molecular Research, Inc. (a)	121,800	1,705,200
Charles River Laboratories International, Inc. (a)	32,524	1,569,283
Genentech, Inc. (a)	2,200	176,616
Harvard Bioscience, Inc. (a)	263,711	828,053
ImmunoGen, Inc. (a)	4,600	26,634
Invitrogen Corp. (a)	160,400	13,359,717
Martek Biosciences (a)(d)	13,598	516,044
Neogen Corp. (a)	1,600	22,880
QIAGEN NV (a)(d)	473,700	5,466,498
Stratagene Corp. (a)	138,212	1,201,062
Strategic Diagnostics, Inc. (a)	101,900	349,517
		26,375,606
Health Care Equipment & Supplies - 2.7%
Beckman Coulter, Inc.	70,000	4,449,900
Bio-Rad Laboratories, Inc. Class A (a)	8,100	479,601
BioLase Technology, Inc.	5,100	32,232
Bruker BioSciences Corp. (a)	2,000	7,980
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endocare, Inc. (a)	7,500	$ 30,000
Epix Pharmaceuticals, Inc. (a)	17,200	152,220
Gen-Probe, Inc. (a)	1,800	65,214
IDEXX Laboratories, Inc. (a)	8,900	554,737
Kinetic Concepts, Inc. (a)	3,700	222,000
Meridian Bioscience, Inc.	40,900	775,055
Millipore Corp. (a)	51,300	2,910,249
Molecular Devices Corp. (a)	20	433
Synthes, Inc.	6,752	741,237
Thermo Electron Corp. (a)	24,300	652,941
Waters Corp. (a)	24,600	914,382
		11,988,181
Health Care Providers & Services - 7.1%
Aetna, Inc.	42,900	3,552,978
Allscripts Healthcare Solutions, Inc. (a)	48,500	805,585
Caremark Rx, Inc. (a)	110,600	4,923,912
Cerner Corp. (a)	10,100	686,497
Community Health Systems, Inc. (a)	13,800	521,502
Covance, Inc. (a)	89,700	4,024,839
Eclipsys Corp. (a)	52,200	734,454
HealthExtras, Inc. (a)	22,900	459,603
Humana, Inc. (a)	39,200	1,557,808
ICON PLC sponsored ADR (a)	15,700	544,790
IMS Health, Inc.	127,600	3,160,652
Lifeline Systems, Inc. (a)	10,200	327,624
Omnicare, Inc.	23,100	980,133
Pharmaceutical Product Development, Inc. (a)	64,200	3,008,412
ProxyMed, Inc. (a)	39,388	308,802
ResCare, Inc. (a)	87,900	1,191,924
Sunrise Senior Living, Inc. (a)(d)	30,800	1,662,584
Triad Hospitals, Inc. (a)	9,300	508,152
TriZetto Group, Inc. (a)	18,000	252,180
VCA Antech, Inc. (a)	10,000	242,500
VistaCare, Inc. Class A (a)	28,900	533,783
WebMD Corp. (a)	120,600	1,238,562
		31,227,276
Pharmaceuticals - 1.5%
Bentley Pharmaceuticals, Inc. (a)	19,700	215,715
Connetics Corp. (a)	30,100	530,964
Dr. Reddy's Laboratories Ltd. sponsored ADR	10,300	174,276
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Hi-Tech Pharmacal Co., Inc. (a)	80	$ 2,549
Merck KGaA	32,300	2,574,716
Ranbaxy Laboratories Ltd. sponsored GDR	27,006	668,399
Roche Holding AG:
(participation certificate)	14,165	1,792,660
sponsored ADR	5,800	365,922
		6,325,201
TOTAL HEALTH CARE		75,916,264
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.8%
DRS Technologies, Inc.	13,000	666,640
Esterline Technologies Corp. (a)	23,500	941,880
L-3 Communications Holdings, Inc.	21,700	1,661,786
		3,270,306
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	10,854	631,703
Hub Group, Inc. Class A (a)	59,088	1,480,154
		2,111,857
Airlines - 0.2%
ACE Aviation Holdings, Inc. Class A (a)	25,700	835,900
Building Products - 0.0%
Quixote Corp.	6,900	135,309
Commercial Services & Supplies - 1.0%
Bennett Environmental, Inc. (a)	1,600	4,871
ChoicePoint, Inc. (a)	24,800	993,240
Fullcast Co. Ltd.	573	1,451,810
Randstad Holdings NV	7,000	241,933
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,188	816,162
Stericycle, Inc. (a)	20,442	1,028,641
		4,536,657
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	51,600	1,179,576
Dycom Industries, Inc. (a)	12,300	243,663
Foster Wheeler Ltd. (a)	40,995	805,962
Jacobs Engineering Group, Inc. (a)	41,200	2,317,912
Shaw Group, Inc. (a)	101,600	2,185,416
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
United Group Ltd.	65,100	$ 477,984
United Group Ltd. New (a)	14,000	100,766
		7,311,279
Electrical Equipment - 1.5%
Baldor Electric Co.	10,900	265,088
C&D Technologies, Inc.	49,200	452,148
Crompton Greaves Ltd.	8,700	88,061
Rockwell Automation, Inc.	88,100	4,291,351
Roper Industries, Inc.	22,200	1,584,414
		6,681,062
Industrial Conglomerates - 0.6%
Max India Ltd. (a)	14,252	174,843
Teleflex, Inc.	43,200	2,564,784
		2,739,627
Machinery - 3.6%
AGCO Corp. (a)	180,600	3,453,072
Dover Corp.	20,400	742,152
Flowserve Corp. (a)	111,300	3,367,938
Gardner Denver, Inc. (a)	18,400	645,472
Harsco Corp.	47,300	2,580,215
Heidelberger Druckmaschinen AG	16,600	486,141
Krones AG	190	22,993
Tata Motors Ltd.	45,134	441,685
Terex Corp. (a)	24,900	981,060
Wabtec Corp.	16,500	354,420
Watts Water Technologies, Inc. Class A	63,600	2,129,964
Zenon Environmental, Inc. (a)	28,800	581,077
		15,786,189
Marine - 0.1%
Alexander & Baldwin, Inc.	13,200	611,820
Hanjin Shipping Co. Ltd.	10	251
		612,071
Road & Rail - 0.2%
Landstar System, Inc. (a)	26,300	792,156
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	11,000	371,250
TOTAL INDUSTRIALS		45,183,663
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 1.5%
C-COR, Inc. (a)	144,370	$ 988,935
NETGEAR, Inc. (a)	74,596	1,387,486
Plantronics, Inc.	58,600	2,130,696
TANDBERG ASA	214,200	2,294,660
		6,801,777
Computers & Peripherals - 1.4%
Apple Computer, Inc. (a)	115,051	4,235,027
iCAD, Inc. (a)	72,140	322,466
SanDisk Corp. (a)	69,800	1,656,354
		6,213,847
Electronic Equipment & Instruments - 3.7%
CDW Corp.	64,920	3,706,283
Elec & Eltek International Co. Ltd.	160,000	406,400
Hon Hai Precision Industries Co. Ltd.	881,000	4,575,359
KEMET Corp. (a)	77,100	485,730
Keyence Corp.	1,400	313,818
Measurement Specialties, Inc. (a)	10,600	246,026
Mettler-Toledo International, Inc. (a)	19,900	926,942
Symbol Technologies, Inc.	400,400	3,951,948
Vishay Intertechnology, Inc. (a)	145,900	1,731,833
Xyratex Ltd.	1,800	27,918
		16,372,257
Internet Software & Services - 1.1%
aQuantive, Inc. (a)	17,450	309,214
eCollege.com (a)	9,100	108,290
RealNetworks, Inc. (a)	367,272	1,825,342
Sohu.com, Inc. (a)	3,900	85,488
ValueClick, Inc. (a)	75,309	928,560
VeriSign, Inc. (a)	24,700	710,372
Yahoo! Japan Corp.	329	691,195
		4,658,461
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	14,384	735,022
Anteon International Corp. (a)	36,500	1,665,130
Lionbridge Technologies, Inc. (a)	89,500	606,810
ManTech International Corp. Class A (a)	18,000	558,720
Maximus, Inc.	31,300	1,104,577
Net One Systems Co. Ltd.	5	12,894
Obic Co. Ltd.	6,100	1,035,688
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SI International, Inc. (a)	27,408	$ 821,144
TIS, Inc.	15,000	512,601
		7,052,586
Office Electronics - 0.1%
Neopost SA	2,600	228,900
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	31,500	1,175,265
Cabot Microelectronics Corp. (a)	13,800	400,062
Credence Systems Corp. (a)	91,700	829,885
IXYS Corp. (a)	34,300	486,374
LSI Logic Corp. (a)	221,000	1,876,290
NVIDIA Corp. (a)	283,856	7,584,632
Skyworks Solutions, Inc. (a)	26,400	194,568
Varian Semiconductor Equipment Associates, Inc. (a)	13,900	514,300
		13,061,376
Software - 1.7%
Activision, Inc. (a)	51,200	845,824
Adobe Systems, Inc.	14,500	414,990
Electronic Arts, Inc. (a)	8,600	486,846
Intuit, Inc. (a)	6,183	278,915
Macrovision Corp. (a)	26,341	593,726
NAVTEQ Corp.	14,400	535,392
Open Solutions, Inc. (a)	45,000	913,950
Renaissance Learning, Inc.	41,623	844,947
RSA Security, Inc. (a)(d)	81,400	934,472
Salesforce.com, Inc.	1,300	26,624
Synopsys, Inc. (a)	44,400	740,148
THQ, Inc. (a)	30,000	878,100
		7,493,934
TOTAL INFORMATION TECHNOLOGY		61,883,138
MATERIALS - 7.4%
Chemicals - 2.3%
Airgas, Inc.	58,000	1,430,860
Asian Paints India Ltd.	32,396	306,262
Crompton Corp.	89,300	1,263,595
Ecolab, Inc.	39,900	1,291,164
K&S AG	4,600	254,843
Monsanto Co.	27,000	1,697,490
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	16,900	$ 969,154
Olin Corp.	29,300	534,432
Praxair, Inc.	5,800	270,280
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	3,800	131,100
Tokuyama Corp.	127,000	904,648
Tosoh Corp.	274,500	1,141,017
United Phosphorous Ltd.	9	168
		10,195,013
Construction Materials - 0.2%
Florida Rock Industries, Inc.	9,300	682,155
Containers & Packaging - 0.0%
Essel Propack Ltd.	23,235	170,354
Silgan Holdings, Inc.	94	5,287
		175,641
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd.	109,900	1,375,096
Compania de Minas Buenaventura SA sponsored ADR	45,300	1,041,447
Fording Canadian Coal Trust	3,200	292,994
Freeport-McMoRan Copper & Gold, Inc. Class B	127,300	4,766,112
Goldcorp, Inc.	13,200	209,980
Golden Star Resources Ltd. (a)	4,700	14,577
Harmony Gold Mining Co. Ltd.	105,200	900,512
High River Gold Mines Ltd. (a)	138,800	152,938
Kinross Gold Corp. (a)	393,800	2,410,627
Newmont Mining Corp.	192,700	7,521,081
Nippon Steel Corp.	307,300	714,877
Teck Cominco Ltd. Class B (sub. vtg.)	27,400	924,515
		20,324,756
Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd. (a)	968,000	822,134
Sino-Forest Corp. (a)	222,900	502,125
		1,324,259
TOTAL MATERIALS		32,701,824
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	43,000	1,249,150
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.5%
America Movil SA de CV Series L sponsored ADR	12,100	$ 721,281
Bharti Televentures Ltd. (a)	40,647	235,851
NII Holdings, Inc. (a)	89,903	5,748,398
		6,705,530
TOTAL TELECOMMUNICATION SERVICES		7,954,680
UTILITIES - 0.7%
Gas Utilities - 0.2%
SEMCO Energy, Inc. (a)	161,800	969,182
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	126,800	2,076,984
TOTAL UTILITIES		3,046,166
TOTAL COMMON STOCKS (Cost $392,565,426)		419,256,853
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)(Cost $499,486)	700	526,594
Money Market Funds - 5.2%
Fidelity Cash Central Fund, 3.21% (b)	18,943,034	18,943,034
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	4,078,085	4,078,085
TOTAL MONEY MARKET FUNDS (Cost $23,021,119)		23,021,119
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $416,086,031)		442,804,566
NET OTHER ASSETS - (0.6)%		(2,759,066)
NET ASSETS - 100%		$ 440,045,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.6%
Japan	5.0%
Canada	3.0%
India	1.9%
Netherlands	1.9%
Cayman Islands	1.8%
Germany	1.1%
Taiwan	1.0%
France	1.0%
Others (individually less than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,883,010) (cost $416,086,031) - See accompanying schedule		$ 442,804,566
Foreign currency held at value (cost $228,083)		226,635
Receivable for investments sold		2,561,871
Receivable for foreign currency contracts		1,385,316
Receivable for fund shares sold		2,913,794
Dividends receivable		229,037
Interest receivable		75,054
Prepaid expenses		6,518
Other receivables		110,032
Total assets		450,312,823

Liabilities
Payable to custodian bank	$ 282,681
Payable for investments purchased	3,552,498
Payable for foreign currency contracts	1,274,939
Payable for fund shares redeemed	471,895
Accrued management fee	205,330
Distribution fees payable	159,015
Other affiliated payables	112,710
Other payables and accrued expenses	130,170
Collateral on securities loaned, at value	4,078,085
Total liabilities		10,267,323

Net Assets		$ 440,045,500
Net Assets consist of:
Paid in capital		$ 417,671,645
Accumulated net investment loss		(428,714)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,814,890)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,617,459
Net Assets		$ 440,045,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,931,315 ÷ 7,472,728 shares)	$ 12.84

Maximum offering price per share (100/94.25 of $12.84)	$ 13.62
Class T: Net Asset Value and redemption price per share ($173,634,589 ÷ 13,554,804 shares)	$ 12.81

Maximum offering price per share (100/96.50 of $12.81)	$ 13.27
Class B: Net Asset Value and offering price per share ($33,817,151 ÷ 2,650,294 shares)A	$ 12.76

Class C: Net Asset Value and offering price per share ($56,435,856 ÷ 4,420,743 shares)A	$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($80,226,589 ÷ 6,233,813 shares)	$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 1,185,582
Interest		354,107
Security lending		24,035
Total income		1,563,724

Expenses
Management fee	$ 801,185
Transfer agent fees	448,531
Distribution fees	670,397
Accounting and security lending fees	57,907
Independent trustees' compensation	518
Custodian fees and expenses	73,416
Registration fees	112,734
Audit	19,709
Legal	596
Miscellaneous	167
Total expenses before reductions	2,185,160
Expense reductions	(195,187)	1,989,973
Net investment income (loss)		(426,249)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,533,330)
Foreign currency transactions	(27,004)
Total net realized gain (loss)		(3,560,334)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $61,790)	14,041,668
Assets and liabilities in foreign currencies	(4,148)
Total change in net unrealized appreciation (depreciation)		14,037,520
Net gain (loss)		10,477,186
Net increase (decrease) in net assets resulting from operations		$ 10,050,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	For the period August 12, 2004 (commencement of operations) to December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (426,249)	$ (194,575)
Net realized gain (loss)	(3,560,334)	12,035
Change in net unrealized appreciation (depreciation)	14,037,520	12,579,939
Net increase (decrease) in net assets resulting from operations	10,050,937	12,397,399
Distributions to shareholders from net realized gain	(74,481)	-
Share transactions - net increase (decrease)	295,417,621	122,254,024
Total increase (decrease) in net assets	305,394,077	134,651,423

Net Assets
Beginning of period	134,651,423	-
End of period (including accumulated net investment loss of $428,714 and accumulated net investment loss of $2,465, respectively)	$ 440,045,500	$ 134,651,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.02)
Net realized and unrealized gain (loss)	.33	2.54
Total from investment operations	.33	2.52
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 12.84	$ 12.52
Total Return B, C, D	2.64%	25.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.37% A	1.79% A
Expenses net of voluntary waivers, if any	1.25% A	1.30% A
Expenses net of all reductions	1.17% A	1.26% A
Net investment income (loss)	(.07)% A	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,931	$ 34,438
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)
Net realized and unrealized gain (loss)	.33	2.54
Total from investment operations	.31	2.51
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 12.81	$ 12.51
Total Return B, C, D	2.44%	25.10%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A	1.96% A
Expenses net of voluntary waivers, if any	1.50% A	1.55% A
Expenses net of all reductions	1.43% A	1.51% A
Net investment income (loss)	(.32)% A	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,635	$ 60,107
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)
Net realized and unrealized gain (loss)	.33	2.54
Total from investment operations	.28	2.48
Net asset value, end of period	$ 12.76	$ 12.48
Total Return B, C, D	2.24%	24.80%
Ratios to Average Net Assets G
Expenses before expense reductions	2.12% A	2.61% A
Expenses net of voluntary waivers, if any	2.00% A	2.05% A
Expenses net of all reductions	1.92% A	2.01% A
Net investment income (loss)	(.82)% A	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,817	$ 15,527
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)
Net realized and unrealized gain (loss)	.33	2.55
Total from investment operations	.28	2.49
Net asset value, end of period	$ 12.77	$ 12.49
Total Return B, C, D	2.24%	24.90%
Ratios to Average Net Assets G
Expenses before expense reductions	2.11% A	2.53% A
Expenses net of voluntary waivers, if any	2.00% A	2.05% A
Expenses net of all reductions	1.92% A	2.01% A
Net investment income (loss)	(.82)% A	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,436	$ 17,822
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 12, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Period ended December 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.01)
Net realized and unrealized gain (loss)	.33	2.55
Total from investment operations	.34	2.54
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 12.87	$ 12.54
Total Return B, C	2.71%	25.40%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09% A	1.38% A
Expenses net of voluntary waivers, if any	1.02% A	1.05% A
Expenses net of all reductions	.94% A	1.01% A
Net investment income (loss)	.16% A	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,227	$ 6,757
Portfolio turnover rate	118% A	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 12, 2004 (commencement of operations) to December 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap II Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 37,088,409
Unrealized depreciation	(12,680,625)
Net unrealized appreciation (depreciation)	$ 24,407,784
Cost for federal income tax purposes	$ 418,396,782

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $431,334,691 and $151,943,579, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 79,103	$ 804
Class T	.25%	.25%	288,222	35,304
Class B	.75%	.25%	127,353	96,146
Class C	.75%	.25%	175,719	126,474
			$ 670,397	$ 258,728

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 254,213
Class T	46,741
Class B*	15,506
Class C*	2,696
$ 319,156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 116,549	.37 *
Class T	149,939	.26 *
Class B	48,031	.38 *
Class C	64,861	.37 *
Institutional Class	69,151	.34 *
	$ 448,531

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $352,519 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,292 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.30% - 1.25%*	$ 36,716
Class T	1.55% - 1.50%*	2,667
Class B	2.05% - 2.00%*	15,378
Class C	2.05% - 2.00%*	18,769
Institutional Class	1.05% - 1.00%*	14,229
		$ 87,759

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $107,172 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $256.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Period ended December 31, 2004A
From net realized gain
Class A	$ 35,334	$ -
Class T	31,905	-
Institutional Class	7,242	-
Total	$ 74,481	$ -

A For the period August 12, 2004 (commencement of operations) to December 31, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Period ended December 31, 2004 A	Six months ended June 30, 2005	Period ended December 31, 2004 A
Class A
Shares sold	5,116,545	2,793,502	$ 64,173,462	$ 31,810,120
Reinvestment of distributions	2,634	-	33,112	-
Shares redeemed	(396,607)	(43,346)	(5,004,929)	(510,122)
Net increase (decrease)	4,722,572	2,750,156	$ 59,201,645	$ 31,299,998
Class T
Shares sold	9,424,251	5,009,964	$ 117,815,332	$ 56,923,971
Reinvestment of distributions	2,451	-	30,782	-
Shares redeemed	(677,683)	(204,179)	(8,482,964)	(2,350,782)
Net increase (decrease)	8,749,019	4,805,785	$ 109,363,150	$ 54,573,189
Class B
Shares sold	1,708,580	1,266,901	$ 21,291,063	$ 14,392,485
Shares redeemed	(302,139)	(23,048)	(3,776,666)	(277,523)
Net increase (decrease)	1,406,441	1,243,853	$ 17,514,397	$ 14,114,962
Class C
Shares sold	3,198,568	1,436,802	$ 39,829,450	$ 16,336,650
Shares redeemed	(204,889)	(9,738)	(2,579,466)	(115,404)
Net increase (decrease)	2,993,679	1,427,064	$ 37,249,984	$ 16,221,246
Institutional Class
Shares sold	6,018,989	552,710	$ 76,154,680	$ 6,208,664
Reinvestment of distributions	471	-	5,930	-
Shares redeemed	(324,624)	(13,733)	(4,072,165)	(164,035)
Net increase (decrease)	5,694,836	538,977	$ 72,088,445	$ 6,044,629

A For the period August 12, 2004 (commencement of operations) to December 31, 2004.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.650	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-USAN-0805
1.801447.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
FidelityAdvisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,012.00	$ 4.99
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Class T
Actual	$ 1,000.00	$ 1,012.40	$ 5.34
Hypothetical A	$ 1,000.00	$ 1,019.49	$ 5.36
Class B
Actual	$ 1,000.00	$ 1,008.20	$ 8.71
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,007.70	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,015.67	$ 9.20
Institutional Class
Actual	$ 1,000.00	$ 1,012.70	$ 4.09
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.00%
Class T	1.07%
Class B	1.75%
Class C	1.84%
Institutional Class	.82%

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	13.2
Fannie Mae	5.6	3.5
German Federal Republic	2.8	5.1
Freddie Mac	2.5	1.6
Brazilian Federative Republic	2.3	2.5
	28.7
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.0	11.3
Telecommunication Services	8.4	9.5
Energy	4.8	5.1
Financials	4.3	6.8
Materials	3.8	4.9
Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
U.S. Government and U.S. Government Agency Obligations 24.8%	U.S. Government and U.S. Government Agency Obligations 19.6%
AAA, AA, A 10.8%	AAA, AA, A 14.8%
BBB 4.7%	BBB 4.0%
BB 13.1%	BB 14.9%
B 24.4%	B 27.8%
CCC, CC, C 7.4%	CCC, CC, C 8.3%
Not Rated 2.2%	Not Rated 2.3%
Equities 1.2%	Equities 1.4%
Short-Term Investments and Net Other Assets 11.4%	Short-Term Investments and Net Other Assets 6.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
Corporate Bonds 40.7%			Corporate Bonds 47.1%
U.S. Government and U.S. Government Agency Obligations 24.8%			U.S. Government and U.S. Government Agency Obligations 19.6%
Foreign Government & Government Agency Obligations 19.0%			Foreign Government & Government Agency Obligations 22.8%
Stocks 1.2%			Stocks 1.4%
Other Investments 2.9%			Other Investments 2.2%
Short-Term Investments and Net Other Assets*** 11.4%			Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	29.9%	** Foreign investments	36.2%
*** Includes short-term foreign government obligations of .3%.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.6%
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,946
ON Semiconductor Corp. 0% 4/15/24		450	323
			2,269
Nonconvertible Bonds - 40.5%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Affinia Group, Inc. 9% 11/30/14 (f)		6,760	5,678
Delco Remy International, Inc.:
8.625% 12/15/07		2,066	2,014
9.375% 4/15/12		705	575
11% 5/1/09		1,810	1,665
Intermet Corp. 9.75% 6/15/09 (c)		2,240	963
Stoneridge, Inc. 11.5% 5/1/12		35	36
Tenneco Automotive, Inc. 8.625% 11/15/14		5,980	6,010
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		2,503	2,766
11% 2/15/13		2,988	3,421
United Components, Inc. 9.375% 6/15/13		360	363
Visteon Corp. 7% 3/10/14		3,640	3,003
			26,494
Automobiles - 0.1%
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	1,000	1,213
Renault SA 0.3338% 4/23/07 (i)	JPY	200,000	1,794
			3,007
Diversified Consumer Services - 0.2%
Service Corp. International (SCI):
6.75% 4/1/16		2,800	2,849
7% 6/15/17 (f)		2,420	2,493
			5,342
Hotels, Restaurants & Leisure - 2.7%
Carrols Corp. 9% 1/15/13 (f)		7,595	7,690
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490	599
Domino's, Inc. 8.25% 7/1/11		516	552
Gaylord Entertainment Co.:
6.75% 11/15/14		3,710	3,599
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.: - continued
8% 11/15/13		$ 920	$ 968
Herbst Gaming, Inc.:
7% 11/15/14		2,500	2,506
8.125% 6/1/12		835	887
ITT Corp. 7.375% 11/15/15		2,560	2,842
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		5,170	5,015
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,232
6.5% 7/31/09		1,995	2,037
MGM MIRAGE:
6% 10/1/09		1,050	1,059
6.625% 7/15/15 (f)		5,280	5,333
6.75% 9/1/12		1,310	1,349
8.5% 9/15/10		435	482
Mohegan Tribal Gaming Authority 6.875% 2/15/15 (f)		2,140	2,188
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,191
Penn National Gaming, Inc.:
6.75% 3/1/15 (f)		4,375	4,353
8.875% 3/15/10		1,105	1,182
Scientific Games Corp. 6.25% 12/15/12 (f)		660	663
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,600
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,545
7.875% 5/1/12		985	1,108
Station Casinos, Inc.:
6% 4/1/12		1,790	1,817
6.5% 2/1/14		1,670	1,710
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	3,992
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		5,035	2,895
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,610
Uno Restaurant Corp. 10% 2/15/11 (f)		2,690	2,542
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,136
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)		1,200	840
9% 1/15/12 (f)		710	740
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		$ 529	$ 571
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	779
			79,612
Household Durables - 1.0%
D.R. Horton, Inc. 7.875% 8/15/11		170	190
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (f)(i)		680	663
7.875% 12/15/12 (f)		13,850	12,811
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		730	715
6.25% 1/15/15		1,320	1,300
7.75% 5/15/13		3,480	3,654
KB Home 8.625% 12/15/08		1,350	1,458
Meritage Homes Corp. 6.25% 3/15/15		1,790	1,665
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (d)		1,910	1,318
Standard Pacific Corp.:
7.75% 3/15/13		750	782
9.25% 4/15/12		1,240	1,364
Technical Olympic USA, Inc. 7.5% 1/15/15		2,000	1,770
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,132
			28,822
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	720
Media - 5.3%
Cablevision Systems Corp. 8% 4/15/12		14,265	13,944
CanWest Media, Inc. 8% 9/15/12		860	903
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		2,720	2,747
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)		830	548
10% 4/1/09		535	413
10.75% 10/1/09		1,670	1,303
11.75% 1/15/10		505	394
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		$ 2,110	$ 2,110
Cinemark USA, Inc. 9% 2/1/13		200	207
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,118
CSC Holdings, Inc.:
6.75% 4/15/12 (f)		3,730	3,506
7.625% 4/1/11		2,580	2,541
7.625% 7/15/18		12,970	12,451
7.875% 2/15/18		8,295	8,067
Dex Media, Inc. 8% 11/15/13		8,615	9,132
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,673
6.625% 10/1/14		9,095	8,981
9.125% 1/15/09		42	45
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,565
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,007
Haights Cross Communications, Inc. 0% 8/15/11 (d)		1,550	946
Haights Cross Operating Co. 11.75% 8/15/11		1,790	1,951
Houghton Mifflin Co.:
0% 10/15/13 (d)		11,050	8,011
8.25% 2/1/11		1,905	1,972
9.875% 2/1/13		6,890	7,286
IMAX Corp. 9.625% 12/1/10		1,810	1,901
Innova S. de R.L. 9.375% 9/19/13		9,135	10,265
Lamar Media Corp. 7.25% 1/1/13		370	389
Liberty Media Corp.:
5.7% 5/15/13		5,315	4,943
8.5% 7/15/29		5,320	5,375
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
Marquee Holdings, Inc. 0% 8/15/14 (d)		2,650	1,603
PanAmSat Corp. 6.375% 1/15/08		490	497
R.H. Donnelley Corp. 6.875% 1/15/13		6,750	6,885
Radio One, Inc.:
6.375% 2/15/13 (f)		3,810	3,743
8.875% 7/1/11		2,065	2,215
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		3,280	3,583
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National LLC & RNS Co. Corp.: - continued
10.375% 9/1/14 (f)		$ 7,590	$ 8,729
Rogers Cable, Inc.:
5.5% 3/15/14		650	611
6.25% 6/15/13		2,090	2,080
6.75% 3/15/15		800	820
Sun Media Corp. Canada 7.625% 2/15/13		635	672
Susquehanna Media Co. 7.375% 4/15/13		770	801
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,707
Videotron Ltee 6.875% 1/15/14		550	557
			156,206
Multiline Retail - 0.1%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,503
Pinault Printemps-Redoute SA 5% 1/23/09	EUR	2,000	2,581
			5,084
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08		1,850	2,026
CSK Automotive, Inc. 7% 1/15/14		410	390
			2,416
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (d)(f)		5,165	3,461
Jostens Holding Corp. 0% 12/1/13 (d)		1,560	1,096
Levi Strauss & Co. 9.75% 1/15/15		3,880	3,832
			8,389
TOTAL CONSUMER DISCRETIONARY			316,092
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	1,500	2,624
8.25% 7/15/10		3,755	4,136
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,000	1,802
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)(f)		3,250	2,373
Southern States Cooperative, Inc. 10.5% 11/1/10 (f)		925	920
			11,855
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.3%
Dean Foods Co.:
6.625% 5/15/09		$ 90	$ 94
6.9% 10/15/17		979	1,023
Doane Pet Care Co. 10.75% 3/1/10		800	856
Hines Nurseries, Inc. 10.25% 10/1/11		370	374
Michael Foods, Inc. 8% 11/15/13		420	429
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,730	1,652
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,909	1,814
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,007
			7,249
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	279
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	489
TOTAL CONSUMER STAPLES			19,872
ENERGY - 4.6%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,185
Grant Prideco, Inc. 9% 12/15/09		170	185
Hanover Compressor Co.:
8.625% 12/15/10		490	515
9% 6/1/14		1,260	1,342
Ocean Rig Norway AS 8.375% 7/1/13 (f)		1,020	1,035
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		5,030	6,413
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,697
SESI LLC 8.875% 5/15/11		60	64
			16,436
Oil, Gas & Consumable Fuels - 4.0%
ANR Pipeline, Inc. 8.875% 3/15/10		2,520	2,759
Chesapeake Energy Corp.:
6.875% 1/15/16		2,879	2,994
7% 8/15/14		865	915
7.5% 6/15/14		850	918
7.75% 1/15/15		615	663
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp. 7.625% 8/16/07 (f)		$ 1,280	$ 1,312
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,280
Encore Acquisition Co.:
6.25% 4/15/14		1,500	1,493
8.375% 6/15/12		755	823
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,707
EXCO Resources, Inc. 7.25% 1/15/11		570	567
Forest Oil Corp. 8% 12/15/11		480	529
General Maritime Corp. 10% 3/15/13		2,945	3,195
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,123
Houston Exploration Co. 7% 6/15/13		410	422
Hurricane Finance BV:
9.625% 2/12/10 (f)		300	329
9.625% 2/12/10 (Reg. S)		2,055	2,250
InterNorth, Inc. 9.625% 3/15/06 (c)		935	305
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,485
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (f)		525	522
Massey Energy Co. 6.625% 11/15/10		2,850	2,893
OAO Gazprom:
9.625% 3/1/13		6,350	7,770
10.5% 10/21/09		3,620	4,335
Pan American Energy LLC 7.125% 10/27/09 (f)		2,880	2,945
Pemex Project Funding Master Trust:
4.71% 6/15/10 (f)(i)		7,455	7,686
5.5% 2/24/25 (f)	EUR	750	887
7.75% 9/28/49		4,216	4,332
8.625% 2/1/22		7,150	8,777
Petrobras Energia SA 9.375% 10/30/13		2,715	2,959
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,747
Range Resources Corp. 7.375% 7/15/13		2,190	2,310
Ship Finance International Ltd. 8.5% 12/15/13		5,015	4,814
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,424
The Coastal Corp.:
6.375% 2/1/09		230	226
7.75% 6/15/10		2,180	2,226
7.75% 10/15/35		235	220
Venoco, Inc. 8.75% 12/15/11		1,470	1,441
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,080
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		$ 1,820	$ 1,886
Williams Companies, Inc.:
7.125% 9/1/11		675	729
7.625% 7/15/19		9,487	10,673
7.75% 6/15/31		1,235	1,355
7.875% 9/1/21		2,950	3,359
8.125% 3/15/12		515	585
8.75% 3/15/32		2,510	3,012
YPF SA:
10% 11/2/28		845	1,027
yankee 9.125% 2/24/09		1,385	1,513
			117,802
TOTAL ENERGY			134,238
FINANCIALS - 3.9%
Capital Markets - 0.3%
Banco BPI SA 0.105% 2/12/07 (i)	JPY	100,000	895
Bank of Scotland International Australia Ltd. 2.7071% 9/7/06 (i)	CAD	1,500	1,225
Macquarie Bank Ltd. 0.2038% 2/10/06 (i)	JPY	200,000	1,802
Merrill Lynch & Co., Inc. 0.3744% 5/28/08 (i)	JPY	200,000	1,813
UFJ Bank Ltd. 0.6794% 5/29/11 (i)	JPY	200,000	1,807
			7,542
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd. 2.7329% 12/29/06 (i)	CAD	1,500	1,225
Banca Popolare di Lodi Investment Trust 6.742% 6/30/49 (i)	EUR	1,650	2,065
Banque Federative du Credit Mutuel (BFCM) 2.233% 7/24/06 (i)	EUR	500	604
Commonwealth Bank of Australia 2.7443% 11/28/06 (i)	CAD	1,750	1,429
Dresdner Bank AG for Kyivstar GSM 7.75% 4/27/12 (f)		1,050	1,051
European Investment Bank 4% 10/15/37	EUR	2,600	3,252
Export-Import Bank of Korea 0.1519% 11/4/05 (i)	JPY	500,000	4,504
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	300,000	2,707
Rabobank Nederland 2.6929% 2/23/07 (i)	CAD	250	204
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
San Paolo IMI Spa 2.404% 6/28/16 (i)	EUR	1,000	$ 1,213
Standard Bank London Ltd. 8.125% 9/30/09		2,900	3,052
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	385	473
UBS Luxembourg SA for Vimpel Communications 10% 6/16/09		4,200	4,520
Westpac Banking Corp. 2.6971% 1/27/06 (i)	CAD	1,500	1,225
			27,524
Consumer Finance - 0.4%
Countrywide Home Loans, Inc. 2.8371% 3/7/06 (i)	CAD	1,500	1,225
Ford Credit Europe PLC 3.103% 9/30/09 (i)	EUR	1,500	1,599
Ford Motor Credit Co. 6.625% 6/16/08		7,925	7,826
General Motors Acceptance Corp. 3.897% 7/5/05 (i)	EUR	1,000	1,210
GMAC International Finance BV 3.997% 10/3/05 (i)	EUR	1,000	1,211
Metris Companies, Inc. 10.125% 7/15/06		215	217
			13,288
Diversified Financial Services - 1.0%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (f)		1,500	1,939
BAT International Finance PLC:
2.997% 4/3/06 (i)	EUR	1,500	1,823
3.625% 6/29/12	EUR	2,000	2,417
Caixa Finance BV 2.175% 11/21/06 (i)	EUR	1,000	1,210
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,272
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	938
Citigroup, Inc. 4.25% 2/25/30 (i)	EUR	1,500	1,806
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		3,090	3,360
Santander International Debt SA 2.164% 12/14/06 (i)	EUR	500	605
Volkswagen International Finance NV 0.3875% 11/30/07 (i)	JPY	200,000	1,795
			30,165
Insurance - 0.1%
AIG SunAmerica Institutional Funding III Ltd. 5.5% 3/7/11	EUR	1,000	1,365
Eureko BV 5.125% 6/29/49 (i)	EUR	350	430
			1,795
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (f)		$ 3,630	$ 3,576
8.125% 6/1/12		4,955	5,116
BF Saul REIT 7.5% 3/1/14		3,400	3,536
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,225	3,419
Senior Housing Properties Trust:
7.875% 4/15/15		4,040	4,323
8.625% 1/15/12		4,370	4,883
WT Finance Aust Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,000	1,219
			26,072
Thrifts & Mortgage Finance - 0.3%
Credit Logement SA 2.711% 12/2/49 (i)	EUR	500	605
Nationwide Building Society 0.0788% 3/3/06 (i)	JPY	200,000	1,803
Residential Capital Corp.:
6.375% 6/30/10 (f)		6,985	7,028
6.875% 6/30/15 (f)		485	497
			9,933
TOTAL FINANCIALS			116,319
HEALTH CARE - 1.8%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		1,675	1,570
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,894
Health Care Providers & Services - 1.4%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,819
AmerisourceBergen Corp.:
7.25% 11/15/12		670	737
8.125% 9/1/08		465	502
Beverly Enterprises, Inc. 7.875% 6/15/14		5,285	5,761
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,075
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
5.75% 3/15/14		$ 5,020	$ 4,970
6.75% 7/15/13		3,715	3,906
National Nephrology Associates, Inc. 9% 11/1/11 (f)		490	550
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	999
Psychiatric Solutions, Inc. 10.625% 6/15/13		197	219
Rural/Metro Corp. 9.875% 3/15/15 (f)		1,700	1,645
Triad Hospitals, Inc. 7% 11/15/13		4,205	4,321
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,391
Vanguard Health Holding Co. I 0% 10/1/15 (d)		2,450	1,743
Vanguard Health Holding Co. II LLC 9% 10/1/14		9,070	9,773
			40,411
Pharmaceuticals - 0.3%
CDRV Investors, Inc. 0% 1/1/15 (d)(f)		3,760	1,861
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (f)		1,585	1,363
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,828
VWR International, Inc.:
6.875% 4/15/12		115	114
8% 4/15/14		330	315
Warner Chilcott Corp. 8.75% 2/1/15 (f)		2,525	2,449
			7,930
TOTAL HEALTH CARE			51,805
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,151
Bombardier, Inc. 6.25% 2/23/06	GBP	750	1,358
Hexcel Corp. 6.75% 2/1/15		2,350	2,338
Orbimage Holdings, Inc. 13.19% 7/1/12 (f)(i)		1,720	1,802
			7,649
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		2,355	1,649
7.379% 5/23/16		842	589
AMR Corp.:
9% 8/1/12		1,100	858
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
AMR Corp.: - continued
9% 9/15/16		$ 1,290	$ 1,026
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		97	78
6.9% 7/2/18		695	577
8.312% 10/2/12		603	464
8.388% 5/1/22		920	773
Delta Air Lines, Inc.:
7.9% 12/15/09		3,345	1,179
8.3% 12/15/29		4,730	1,253
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280	1,204
7.711% 9/18/11		320	179
7.92% 5/18/12		3,340	1,837
10.06% 1/2/16		170	85
Northwest Airlines Corp. 10% 2/1/09		1,270	559
Northwest Airlines, Inc.:
7.875% 3/15/08		1,252	507
9.875% 3/15/07		570	294
10.5% 4/1/09		287	129
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		313	166
7.691% 4/1/17		33	22
7.95% 9/1/16		44	32
8.07% 1/2/15		1,346	633
8.304% 9/1/10		196	139
NWA Trust 10.23% 6/21/14		258	209
			14,441
Building Products - 0.3%
Jacuzzi Brands, Inc. 9.625% 7/1/10		3,915	4,267
Maax Holdings, Inc. 0% 12/15/12 (d)(f)		4,470	2,012
NTK Holdings, Inc. 0% 3/1/14 (d)(f)		6,135	2,945
			9,224
Commercial Services & Supplies - 0.3%
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,187
Allied Waste North America, Inc. 6.5% 11/15/10		830	820
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,410
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc.: - continued
9.25% 5/1/21		$ 680	$ 682
JohnsonDiversey, Inc. 9.625% 5/15/12		2,845	2,873
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350	382
10.875% 12/15/12 (f)		550	639
			8,993
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,338
Electrical Equipment - 0.3%
FIMEP SA 10.5% 2/15/13		2,885	3,303
General Cable Corp. 9.5% 11/15/10		3,055	3,269
Polypore, Inc. 0% 10/1/12 (d)(f)		5,840	3,183
			9,755
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,250
9.5% 12/1/10 (i)		320	352
Navistar International Corp.:
6.25% 3/1/12 (f)		2,040	1,964
7.5% 6/15/11		650	663
			5,229
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)		800	844
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(f)		2,210	1,713
OMI Corp. 7.625% 12/1/13		4,625	4,602
Ultrapetrol Bahamas Ltd. 9% 11/24/14		1,795	1,598
			8,757
Road & Rail - 0.5%
Grupo TMM SA de CV 10.5% 8/1/07 (f)		1,551	1,481
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,244
9.5% 10/1/08		1,350	1,472
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV:
9.375% 5/1/12 (f)		$ 7,435	$ 7,770
yankee 10.25% 6/15/07		865	921
			14,888
Trading Companies & Distributors - 0.2%
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)		4,490	4,580
TOTAL INDUSTRIALS			84,854
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.3%
Lucent Technologies, Inc.:
6.45% 3/15/29		10,845	9,679
6.5% 1/15/28		190	169
			9,848
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (f)		970	917
Celestica, Inc. 7.875% 7/1/11		9,010	9,235
			10,152
IT Services - 0.5%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,079
7.75% 1/15/15		1,330	1,343
8.25% 7/1/11		535	546
8.625% 4/1/13		2,900	3,002
			14,970
Office Electronics - 1.0%
Xerox Capital Trust I 8% 2/1/27		4,585	4,734
Xerox Corp.:
6.875% 8/15/11		3,240	3,434
7.125% 6/15/10		3,720	3,957
7.2% 4/1/16		3,345	3,613
7.625% 6/15/13		12,425	13,357
			29,095
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. 7.125% 7/15/14		5,740	6,142
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.66% 12/15/11 (f)(i)		$ 670	$ 663
6.875% 12/15/11 (f)		1,865	1,837
8% 12/15/14 (f)		520	499
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,733
Semiconductor Note Participation Trust 0% 8/4/11 (f)		500	750
Viasystems, Inc. 10.5% 1/15/11		4,065	3,719
			15,343
TOTAL INFORMATION TECHNOLOGY			79,408
MATERIALS - 3.7%
Chemicals - 1.5%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,999
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		8,045	9,010
Braskem SA 11.75% 1/22/14 (f)		850	1,024
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,221
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)		1,380	980
Series B, 0% 10/1/14 (d)		10,975	7,683
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,007
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (i)		940	987
11% 7/15/10		750	855
Huntsman ICI Chemicals LLC 10.125% 7/1/09		1,809	1,863
Huntsman LLC:
10.6406% 7/15/11 (i)		630	669
11.625% 10/15/10		466	545
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		4,800	3,372
Lanxess Finance BV 4.125% 6/21/12	EUR	1,115	1,352
Lyondell Chemical Co. 11.125% 7/15/12		930	1,053
Millennium America, Inc. 9.25% 6/15/08		2,515	2,732
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit		280	300
13% 12/1/07 unit		1,295	1,386
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		2,470	2,556
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.:
6.72% 10/15/37 (c)		$ 1,145	$ 933
7.375% 10/15/27 (c)		2,370	1,932
			45,459
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (f)		630	646
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13 (f)		640	640
BWAY Corp. 10% 10/15/10		1,175	1,222
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,110	1,005
7.5% 12/15/96		690	531
8% 4/15/23		3,915	3,739
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,575
10.875% 3/1/13		1,520	1,790
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	904
7.75% 5/15/11		320	339
8.25% 5/15/13		3,390	3,644
8.75% 11/15/12		2,325	2,563
8.875% 2/15/09		1,170	1,243
Sealed Air Finance 5.625% 7/19/06	EUR	250	311
Tekni-Plex, Inc.:
8.75% 11/15/13 (f)		1,600	1,396
10.875% 8/15/12 (f)		980	1,063
			22,965
Metals & Mining - 0.8%
Aleris International, Inc. 9% 11/15/14		430	446
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,330	1,164
0% 6/1/13 (d)		2,260	1,887
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		3,560	3,845
Edgen Acquisition Corp. 9.875% 2/1/11 (f)		1,340	1,300
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,116
10.125% 2/1/10		2,400	2,676
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		$ 1,335	$ 1,445
International Steel Group, Inc. 6.5% 4/15/14		4,720	4,531
Ispat Inland ULC 9.75% 4/1/14		932	1,086
Steel Dynamics, Inc.:
9.5% 3/15/09		65	69
9.5% 3/15/09		2,090	2,226
			24,791
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,260
8% 1/15/24		4,215	4,837
8.875% 5/15/31		1,095	1,358
9.375% 2/1/13		2,540	2,870
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,725
NewPage Corp.:
9.46% 5/1/12 (f)(i)		1,770	1,770
12% 5/1/13 (f)		1,930	1,916
			16,736
TOTAL MATERIALS			110,597
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 4.2%
AT&T Corp. 9.75% 11/15/31		10,230	13,254
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	478
Empresa Brasileira de Telecomm SA 11% 12/15/08		5,486	6,254
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,157
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		2,525	2,146
MCI, Inc.:
6.688% 5/1/09		102	106
8.735% 5/1/14 (i)		4,435	4,973
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,598
New Skies Satellites BV:
8.5388% 11/1/11 (f)(i)		750	767
9.125% 11/1/12 (f)		3,145	3,161
NTL Cable PLC 8.75% 4/15/14		13,365	14,067
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PanAmSat Holding Corp. 0% 11/1/14 (d)		$ 3,600	$ 2,448
Qwest Corp.:
6.6706% 6/15/13 (f)(i)		6,970	7,136
7.875% 9/1/11		2,980	3,092
8.875% 3/15/12		25,740	27,992
Qwest Services Corp. 14% 12/15/14		1,105	1,326
Telecom Egypt SAE:
10.7% 2/4/10 (i)	EGP	3,565	617
10.95% 2/4/10	EGP	3,565	622
Telefonica de Argentina SA 9.125% 11/7/10		3,967	4,284
Telenet Group Holding NV 0% 6/15/14 (d)(f)		11,720	9,142
U.S. West Communications:
6.875% 9/15/33		5,398	4,669
7.125% 11/15/43		220	186
7.2% 11/10/26		3,115	2,788
7.25% 9/15/25		1,780	1,647
7.25% 10/15/35		1,300	1,149
7.5% 6/15/23		1,880	1,725
8.875% 6/1/31		340	344
			124,128
Wireless Telecommunication Services - 3.6%
American Tower Corp. 7.125% 10/15/12		10,745	11,336
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,927
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (i)		2,460	2,620
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (f)		3,960	3,935
8.375% 3/15/13		1,474	1,632
Globe Telecom, Inc. 9.75% 4/15/12		980	1,078
Inmarsat Finance II PLC 0% 11/15/12 (d)		17,010	13,395
Inmarsat Finance PLC 7.625% 6/30/12		645	680
Intelsat Ltd. 7.805% 1/15/12 (f)(i)		4,860	4,969
Kyivstar GSM 10.375% 8/17/09 (f)		4,000	4,430
Millicom International Cellular SA 10% 12/1/13		5,695	5,667
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		8,240	8,343
8.375% 10/14/10 (f)		7,120	7,396
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14		$ 1,150	$ 1,196
6.875% 10/31/13		6,365	6,779
7.375% 8/1/15		15,530	16,695
Rogers Communications, Inc. 6.535% 12/15/10 (i)		1,740	1,810
Rural Cellular Corp. 9.875% 2/1/10		2,355	2,420
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)		1,010	1,055
UbiquiTel Operating Co. 9.875% 3/1/11		1,705	1,858
			105,221
TOTAL TELECOMMUNICATION SERVICES			229,349
UTILITIES - 1.7%
Electric Utilities - 0.5%
AES Gener SA 7.5% 3/25/14		3,410	3,470
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,255	3,450
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,199
TECO Energy, Inc. 6.75% 5/1/15 (f)		1,020	1,076
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)		4,735	4,972
			14,167
Gas Utilities - 1.0%
Northwest Pipeline Corp.:
6.625% 12/1/07		285	295
8.125% 3/1/10		400	432
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,791
8% 3/1/32		4,170	4,754
8.875% 3/15/10		2,600	2,847
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	561
7.5% 4/1/17		7,600	8,275
7.625% 4/1/37		1,035	1,133
8.375% 6/15/32		1,155	1,344
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 330	$ 357
8.875% 7/15/12		1,455	1,742
			29,531
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. 8.75% 7/15/13 (f)		2,300	1,702
Enron Corp.:
6.4% 7/15/06 (c)		545	178
6.625% 11/15/05 (c)		2,200	718
6.725% 11/17/08 (c)(i)		684	221
6.75% 8/1/09 (c)		550	179
6.875% 10/15/07 (c)		1,330	434
6.95% 7/15/28 (c)		1,204	388
7.125% 5/15/07 (c)		235	77
7.375% 5/15/19 (c)		1,400	455
7.875% 6/15/03 (c)		235	77
8.375% 5/23/05 (c)		2,500	769
9.125% 4/1/03 (c)		50	16
9.875% 6/15/03 (c)		220	72
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,175	1,199
			6,485
TOTAL UTILITIES			50,183
TOTAL NONCONVERTIBLE BONDS			1,192,717
TOTAL CORPORATE BONDS (Cost $1,167,182)			1,194,986
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 6.7%
Fannie Mae:
0% 9/28/05		12,000	11,900
3.25% 1/15/08		9,330	9,202
3.25% 2/15/09		6,040	5,901
3.625% 3/15/07		220	219
3.75% 5/17/07		2,520	2,512
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.875% 5/15/07		$ 10,000	$ 10,023
4.625% 10/15/14		13,000	13,332
5.125% 1/2/14		8,000	8,344
6% 5/15/11		7,675	8,441
6.125% 3/15/12		900	1,006
6.25% 2/1/11		380	416
6.375% 6/15/09		16,590	18,051
Federal Home Loan Bank:
2.25% 5/15/06		16,150	15,943
3.75% 9/28/06		1,825	1,821
3.8% 12/22/06		450	449
5.8% 9/2/08		2,920	3,084
Freddie Mac:
2.75% 8/15/06		350	346
2.875% 12/15/06		2,810	2,774
4.125% 7/12/10		32,000	32,146
4.25% 7/15/09		6,995	7,071
4.5% 7/15/13		250	255
4.875% 11/15/13		5,480	5,734
7% 3/15/10		24,053	27,129
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		36	37
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,324
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,403
4.974% 8/15/13		1,515	1,595
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,804	1,844
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			196,302
U.S. Treasury Inflation Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		13,208	17,746
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		22,080	21,535
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
1.875% 7/15/13		$ 66,513	$ 67,926
2% 1/15/14		21,796	22,451
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			129,658
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bonds:
6.125% 8/15/29		44,500	56,819
9% 11/15/18		2,000	2,988
11.25% 2/15/15		2,900	4,578
U.S. Treasury Notes:
1.625% 2/28/06		11,600	11,463
2.375% 8/31/06		26,000	25,647
2.75% 6/30/06		29,827	29,597
2.75% 7/31/06		50,000	49,576
3.375% 9/15/09		37,724	37,219
3.625% 4/30/07		31,452	31,435
4.25% 8/15/13		5,243	5,374
4.25% 11/15/13		7,930	8,124
4.25% 8/15/14		24,500	25,086
4.75% 5/15/14		38,000	40,322
TOTAL U.S. TREASURY OBLIGATIONS			328,228
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $642,553)			654,188
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 2.6%
4% 3/1/19 to 7/1/19 (h)		8,076	7,915
4% 7/1/20 (g)(h)		2,324	2,275
4% 7/1/20 (g)(h)		1,500	1,469
4.5% 12/1/18		8,104	8,073
4.5% 7/1/20 (g)		12,000	11,936
5% 3/1/18 to 7/1/18		4,877	4,936
5% 8/1/35 (g)		20,418	20,367
5.5% 5/1/11 to 6/1/20		16,744	17,201
6% 8/1/13 to 1/1/26		140	145
6.5% 6/1/24 to 9/1/32		722	749
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Fannie Mae - continued
7% 9/1/25		$ 9	$ 10
7.5% 1/1/28 to 5/1/28		127	136
TOTAL FANNIE MAE			75,212
Freddie Mac - 0.0%
8.5% 3/1/20		28	30
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		86	89
6.5% 4/15/26 to 5/15/26		74	77
7% 9/15/25 to 8/15/31		231	245
7.5% 2/15/22 to 8/15/28		272	293
8% 9/15/26 to 12/15/26		42	45
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			749
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $75,756)			75,991
Asset-Backed Securities - 0.2%
Cumbernauld Funding 5.2% 3/16/09	GBP	450	819
Driver One Gmbh Series 1 Class B, 2.334% 5/21/10 (i)	EUR	600	726
MBNA Credit Card Master Note Trust Series 2003-B4, 5.45% 9/17/13	GBP	1,500	2,765
Punch Taverns Finance PLC 5.2506% 4/15/09 (i)	GBP	797	1,426
Sedna Finance Corp. 2.861% 3/15/16 (i)	EUR	1,150	1,387
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	115
TOTAL ASSET-BACKED SECURITIES (Cost $7,580)			7,238
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Granite Mortgages PLC 2.504% 1/20/43 (i)	EUR	400	486
Holmes Financing No. 8 PLC floater Series 3 Class C, 2.988% 7/15/40 (i)	EUR	500	611
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Private Sponsor - continued
Mortgages PLC Series 6 Class A1, 5.0588% 1/31/27 (i)	GBP	1,549	$ 2,776
Permanent Financing No. 1 PLC 5.1% 6/10/09 (i)	EUR	400	510
TOTAL PRIVATE SPONSOR			4,383
U.S. Government Agency - 0.0%
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		127	128
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,691)			4,511
Commercial Mortgage Securities - 0.2%
Opera Finance PLC 5.1888% 7/31/13 (i)	GBP	1,000	1,792
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.2085% 7/15/16 (i)	GBP	2,000	3,573
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,446)			5,365
Foreign Government and Government Agency Obligations - 19.3%
Arab Republic 8.8773% to 9.862% 8/2/05 to 6/13/06	EGP	8,405	1,395
Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (e)(j)	ARS	1,518	204
3% 4/30/13 (i)		1,400	1,131
3.01% 8/3/12 (i)		16,150	14,400
discount 8.28% (with partial capitalization through 12/31/2013) 12/31/33 unit (j)		3,843	3,538
Inflation-Indexed discount 5.83% (with partial capitalization through 12/31/2013) 12/31/33 unit (j)	ARS	3,474	1,239
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,726
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,000	1,000
value recovery A rights 1/2/21 (k)		1,000,000	0
value recovery B rights 1/2/21 (k)		750,000	0
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		25,205	25,804
debt conversion bond 4.3125% 4/15/12 (i)		4,476	4,302
par Z-L 6% 4/15/24		2,260	2,189
10.5% 7/14/14		2,060	2,444
11% 1/11/12		1,545	1,846
11% 8/17/40		14,360	17,289
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Brazilian Federative Republic: - continued
12.25% 3/6/30		$ 4,745	$ 6,358
12.75% 1/15/20		2,880	3,931
14.5% 10/15/09		3,160	4,108
Canadian Government:
3% 6/1/06	CAD	14,750	12,074
5.25% 6/1/12	CAD	9,450	8,484
5.5% 6/1/09	CAD	5,500	4,875
5.75% 6/1/29	CAD	11,250	11,194
Central Bank of Nigeria:
Brady 6.25% 11/15/20		2,000	1,980
promissory note 5.092% 1/5/10		4,179	4,156
warrants 11/15/20 (a)(k)		2,750	83
City of Kiev 8.75% 8/8/08		2,980	3,159
Colombian Republic:
10.75% 1/15/13		5,210	6,335
11.75% 3/1/10	COP	4,416,000	2,014
11.75% 2/25/20		2,560	3,366
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,728
Dominican Republic:
Brady 3.9425% 8/30/09 (i)		4,331	4,157
4.375% 8/30/24 (i)		6,033	5,520
Ecuador Republic:
8% 8/15/30 (Reg. S) (e)		1,870	1,571
12% 11/15/12 (Reg. S)		1,831	1,739
euro par 5% 2/28/25		645	461
Finnish Government 2.75% 9/15/10	EUR	1,000	1,223
French Government:
OAT 5.25% 4/25/08	EUR	1,200	1,573
3.5% 4/25/15	EUR	25,875	32,283
4% 4/25/55	EUR	750	967
4.75% 4/25/35	EUR	5,000	7,203
German Federal Republic:
2.5% 3/23/07	EUR	2,000	2,441
2.75% 6/23/06	EUR	16,000	19,508
3.75% 1/4/15	EUR	23,100	29,478
4.25% 1/4/14	EUR	22,530	29,814
Indonesian Republic 7.25% 4/20/15 (f)		970	982
Israeli State 7.5% 3/31/14	ILS	8,615	2,022
Japan Government:
0.2% 7/20/06	JPY	1,080,000	9,757
1.5% 3/20/14	JPY	2,615,000	24,592
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Japan Government: - continued
2.4% 12/20/34	JPY	600,000	$ 5,634
Lebanese Republic:
6.77% 11/30/09 (f)(i)		1,840	1,808
6.77% 11/30/09 (i)		725	712
Malaysian Government 4.72% 9/30/15	MYR	17,500	4,776
Panamanian Republic Brady discount 2.6925% 7/17/26 (i)		125	116
Peruvian Republic:
3% 3/7/27 (e)		900	660
9.125% 2/21/12		2,860	3,375
9.875% 2/6/15		1,865	2,303
9.91% 5/5/15	PEN	6,040	2,060
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		4,770	4,758
8.375% 2/15/11		9,215	9,561
9% 2/15/13		4,925	5,196
9.875% 1/15/19		1,800	1,946
10.625% 3/16/25		3,190	3,573
Republic of Serbia 3.75% 11/1/24 (e)(f)		615	530
Russian Federation:
5% 3/31/30 (e)(f)		3,900	4,368
5% 3/31/30 (Reg. S) (e)		22,840	25,581
11% 7/24/18 (Reg. S)		1,500	2,241
12.75% 6/24/28 (Reg. S)		3,855	6,978
South African Republic:
8.5% 6/23/17		860	1,112
13% 8/31/10	ZAR	10,420	1,924
State of Qatar 9.75% 6/15/30 (Reg. S)		1,195	1,855
Turkish Republic:
11% 1/14/13		4,250	5,387
11.5% 1/23/12		895	1,143
11.75% 6/15/10		5,715	7,101
11.875% 1/15/30		5,025	7,274
15.5488% to 20.5644% 7/5/06 to 1/24/07	TRY	10,715	6,638
Ukraine Government 6.365% 8/5/09 (i)		7,880	8,510
United Kingdom, Great Britain & Northern Ireland:
Index-Linked 2.5% 7/17/24	GBP	2,946	6,071
4.75% 9/7/15	GBP	1,950	3,662
5% 3/7/25	GBP	65	129
5.75% 12/7/09	GBP	2,000	3,827
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
United Kingdom, Great Britain & Northern Ireland: - continued
6% 12/7/28	GBP	2,135	$ 4,841
8% 6/7/21	GBP	6,500	16,718
United Mexican States:
7.5% 4/8/33		13,135	15,138
8.125% 12/30/19		2,525	3,102
9.69% 12/8/05	MXN	31,775	2,832
11.5% 5/15/26		8,070	12,952
Uruguay Republic:
7.25% 2/15/11		2,470	2,485
17.75% 2/4/06	UYU	41,200	1,749
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (i)		3,775	3,700
oil recovery rights 4/15/20 (k)		3,260	77
4.15% 4/20/11 (i)		1,990	1,821
5.375% 8/7/10		4,380	4,073
9.25% 9/15/27		4,345	4,569
10.75% 9/19/13		7,435	8,699
13.625% 8/15/18		3,440	4,630
euro Brady:
par W-A 6.75% 3/31/20		6,150	6,165
par W-B 6.75% 3/31/20		2,070	2,075
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		2,685	2,007
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $531,119)			568,085
Common Stocks - 1.1%
		Shares
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		330,000	4,445
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	2,116
Common Stocks - continued
		Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.3%
NTL, Inc. (a)		140,401	$ 9,606
NTL, Inc. Class A warrants 1/13/11 (a)		6	0
			9,606
TOTAL CONSUMER DISCRETIONARY			16,167
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (l)		98	2
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telewest Global, Inc. (a)		693,453	15,797
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		895	1
TOTAL TELECOMMUNICATION SERVICES			15,798
TOTAL COMMON STOCKS (Cost $21,770)			31,967
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	160
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,646	1,802
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00% (a)		1,170	772
TOTAL CONSUMER DISCRETIONARY			2,574
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)		240	250
Preferred Stocks - continued
		Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	$ 1,351
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,175
TOTAL PREFERRED STOCKS (Cost $4,521)			4,335
Floating Rate Loans - 1.0%
		Principal Amount (000s)(m)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. Tranche 2, term loan 5.89% 4/30/10 (i)		$ 400	400
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 7.7428% 11/1/11 (i)		2,470	2,563
Tranche C2, term loan 12.41% 5/2/12 (i)		1,300	1,372
			3,935
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 7.5% 3/31/08 (i)		1,800	1,746
Media - 0.0%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (i)		1,050	1,053
TOTAL CONSUMER DISCRETIONARY			7,134
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (i)		180	171
Floating Rate Loans - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Coffeyville Resources LLC: - continued
Tranche 2, term loan 10.3125% 7/8/13 (i)		$ 2,020	$ 2,055
Tranche B1, term loan 6.063% 7/8/12 (i)		270	273
			2,499
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (i)		2,310	2,316
Olympus Cable Holdings LLC Tranche B, term loan 8.25% 9/30/10 (i)		2,720	2,683
			4,999
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (i)		5,345	5,412
Pharmaceuticals - 0.1%
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (i)		3,991	4,001
TOTAL HEALTH CARE			9,413
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (i)		566	567
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (i)		216	216
			783
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 6.712% 4/18/11 (i)		2,310	2,316
Tranche 2, term loan 10.712% 4/18/12 (i)		2,160	2,155
			4,471
TOTAL FLOATING RATE LOANS (Cost $28,422)			29,299
Sovereign Loan Participations - 0.2%
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Indonesian Republic loan participation:
- Barclays Bank 4.375% 3/28/13 (i)		$ 207	$ 192
- Citibank 4.375% 3/28/13 (i)		726	672
- Credit Suisse First Boston:
4.375% 3/28/13 (i)		1,859	1,720
4.50% 12/14/19 (i)		1,190	1,003
- Deutsche Bank:
4.375% 3/28/13 (i)		932	863
0.955% 3/28/13 (i)	JPY	89,394	721
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,955)			5,171
Fixed-Income Funds - 1.4%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $40,280)		402,424	40,295
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 3.21% (b) (Cost $333,649)		333,648,614	333,649
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,867,924)			2,955,080
NET OTHER ASSETS - (0.3)%			(10,178)
NET ASSETS - 100%			$ 2,944,902
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of the report.

(c) Non-income producing - Security is in default.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,025,000 or 8.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
(m) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.1%
United Kingdom	3.3%
Germany	2.9%
Canada	2.8%
Brazil	2.5%
France	1.9%
Mexico	1.9%
Russia	1.9%
Japan	1.4%
Venezuela	1.3%
Argentina	1.0%
Others (individually less than 1%)	9.0%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $2,867,924) - See accompanying schedule		$ 2,955,080
Commitment to sell securities on a delayed delivery basis	$ (11,524)
Receivable for securities sold on a delayed delivery basis	11,535	11
Receivable for investments sold, regular delivery		10,178
Cash		1,458
Receivable for fund shares sold		13,126
Dividends receivable		11
Interest receivable		37,330
Prepaid expenses		4
Receivable from investment adviser for expense reductions		2
Other receivables		109
Total assets		3,017,309

Liabilities
Payable for investments purchased Regular delivery	$ 25,665
Delayed delivery	36,040
Payable for fund shares redeemed	6,081
Distributions payable	1,579
Accrued management fee	1,370
Distribution fees payable	939
Other affiliated payables	490
Other payables and accrued expenses	243
Total liabilities		72,407

Net Assets		$ 2,944,902
Net Assets consist of:
Paid in capital		$ 2,837,407
Undistributed net investment income		23,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,496)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,072
Net Assets		$ 2,944,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,392 ÷ 44,231 shares)	$ 11.70

Maximum offering price per share (100/95.25 of $11.70)	$ 12.28
Class T: Net Asset Value and redemption price per share ($1,132,683 ÷ 96,851 shares)	$ 11.70

Maximum offering price per share (100/96.50 of $11.70)	$ 12.12
Class B: Net Asset Value and offering price per share ($340,837 ÷ 29,077 shares) A	$ 11.72

Class C: Net Asset Value and offering price per share ($487,395 ÷ 41,717 shares) A	$ 11.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($466,595 ÷ 39,582 shares)	$ 11.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 545
Interest		75,580
Total income		76,125

Expenses
Management fee	$ 7,440
Transfer agent fees	2,327
Distribution fees	5,185
Accounting fees and expenses	444
Independent trustees' compensation	6
Custodian fees and expenses	146
Registration fees	182
Audit	34
Legal	5
Miscellaneous	211
Total expenses before reductions	15,980
Expense reductions	(148)	15,832
Net investment income		60,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,671
Foreign currency transactions	(770)
Swap agreements	(42)
Total net realized gain (loss)		12,859
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,958)
Assets and liabilities in foreign currencies	445
Delayed delivery commitments	11
Total change in net unrealized appreciation (depreciation)		(41,502)
Net gain (loss)		(28,643)
Net increase (decrease) in net assets resulting from operations		$ 31,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,293	$ 92,795
Net realized gain (loss)	12,859	59,820
Change in net unrealized appreciation (depreciation)	(41,502)	22,719
Net increase (decrease) in net assets resulting from operations	31,650	175,334
Distributions to shareholders from net investment income	(55,163)	(88,523)
Distributions to shareholders from net realized gain	(21,336)	(32,409)
Total distributions	(76,499)	(120,932)
Share transactions - net increase (decrease)	661,485	715,583
Total increase (decrease) in net assets	616,636	769,985

Net Assets
Beginning of period	2,328,266	1,558,281
End of period (including undistributed net investment income of $23,919 and undistributed net investment income of $25,324, respectively)	$ 2,944,902	$ 2,328,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Income from Investment Operations
Net investment income E	.284	.600	.617	.668	.730 G	.793
Net realized and unrealized gain (loss)	(.146)	.445	1.321	.214	(.081) G	(.434)
Total from investment operations	.138	1.045	1.938	.882	.649	.359
Distributions from net investment income	(.263)	(.575)	(.648)	(.652)	(.659)	(.709)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.368)	(.745)	(.648)	(.652)	(.659)	(.709)
Net asset value, end of period	$ 11.70	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12
Total Return B, C, D	1.20%	9.31%	19.20%	9.09%	6.53%	3.58%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.04%	1.07%	1.08%
Net investment income	4.93% A	5.20%	5.58%	6.65%	7.18% G	7.76%
Supplemental Data
Net assets, end of period (in millions)	$ 517	$ 372	$ 187	$ 57	$ 33	$ 18
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Income from Investment Operations
Net investment income E	.279	.593	.604	.660	.725 G	.788
Net realized and unrealized gain (loss)	(.135)	.443	1.322	.203	(.074) G	(.445)
Total from investment operations	.144	1.036	1.926	.863	.651	.343
Distributions from net investment income	(.259)	(.566)	(.636)	(.643)	(.651)	(.703)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.364)	(.736)	(.636)	(.643)	(.651)	(.703)
Net asset value, end of period	$ 11.70	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11
Total Return B, C, D	1.24%	9.23%	19.09%	8.89%	6.55%	3.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.07% A	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of voluntary waivers, if any	1.07% A	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of all reductions	1.07% A	1.07%	1.11%	1.13%	1.15%	1.14%
Net investment income	4.85% A	5.13%	5.47%	6.57%	7.10% G	7.70%
Supplemental Data
Net assets, end of period (in millions)	$ 1,133	$ 808	$ 515	$ 279	$ 238	$ 207
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 21, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Income from Investment Operations
Net investment income E	.242	.513	.533	.595	.658 G	.722
Net realized and unrealized gain (loss)	(.147)	.441	1.330	.212	(.085) G	(.447)
Total from investment operations	.095	.954	1.863	.807	.573	.275
Distributions from net investment income	(.220)	(.484)	(.563)	(.577)	(.583)	(.635)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.325)	(.654)	(.563)	(.577)	(.583)	(.635)
Net asset value, end of period	$ 11.72	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13
Total Return B, C, D	.82%	8.45%	18.38%	8.28%	5.74%	2.73%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of voluntary waivers, if any	1.75% A	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of all reductions	1.75% A	1.78%	1.77%	1.78%	1.81%	1.80%
Net investment income	4.18% A	4.42%	4.81%	5.91%	6.44% G	7.04%
Supplemental Data
Net assets, end of period (in millions)	$ 341	$ 319	$ 287	$ 147	$ 116	$ 88
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Income from Investment Operations
Net investment income E	.236	.505	.525	.585	.647 G	.707
Net realized and unrealized gain (loss)	(.146)	.444	1.320	.204	(.082) G	(.432)
Total from investment operations	.090	.949	1.845	.789	.565	.275
Distributions from net investment income	(.215)	(.479)	(.555)	(.569)	(.575)	(.625)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.320)	(.649)	(.555)	(.569)	(.575)	(.625)
Net asset value, end of period	$ 11.68	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11
Total Return B, C, D	.77%	8.43%	18.24%	8.10%	5.67%	2.74%
Ratios to Average Net Assets F
Expenses before expense reductions	1.85% A	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of voluntary waivers, if any	1.84% A	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of all reductions	1.84% A	1.82%	1.84%	1.87%	1.89%	1.90%
Net investment income	4.08% A	4.37%	4.74%	5.83%	6.35% G	6.94%
Supplemental Data
Net assets, end of period (in millions)	$ 487	$ 405	$ 277	$ 68	$ 40	$ 26
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Income from Investment Operations
Net investment income D	.297	.627	.635	.685	.725 F	.816
Net realized and unrealized gain (loss)	(.149)	.449	1.338	.210	(.059) F	(.437)
Total from investment operations	.148	1.076	1.973	.895	.666	.379
Distributions from net investment income	(.273)	(.596)	(.663)	(.665)	(.676)	(.729)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.378)	(.766)	(.663)	(.665)	(.676)	(.729)
Net asset value, end of period	$ 11.79	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18
Total Return B, C	1.27%	9.53%	19.44%	9.17%	6.67%	3.76%
Ratios to Average Net Assets E
Expenses before expense reductions	.82% A	.81%	.87%	.92%	.94%	.90%
Expenses net of voluntary waivers, if any	.82% A	.81%	.87%	.92%	.94%	.90%
Expenses net of all reductions	.82% A	.81%	.87%	.92%	.94%	.90%
Net investment income	5.10% A	5.38%	5.71%	6.78%	7.31% F	7.95%
Supplemental Data
Net assets, end of period (in millions)	$ 467	$ 424	$ 291	$ 120	$ 42	$ 4
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, swap agreements, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 121,218
Unrealized depreciation	(31,739)
Net unrealized appreciation (depreciation)	$ 89,479
Cost for federal income tax purposes	$ 2,865,601

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses,

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $938,155 and $732,534, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 322	$ 3
Class T	0%	.25%	1,194	51
Class B	.65%	.25%	1,467	1,063
Class C	.75%	.25%	2,202	743
			$ 5,185	$ 1,860

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 432
Class T	140
Class B*	335
Class C*	47
$ 954

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 427	.20*
Class T	767	.16*
Class B	382	.24*
Class C	394	.18*
Institutional Class	357	.16*
	$ 2,327

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Floating Rate Central Investment Portfolio seeks a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,053 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.25% -1.00%*	$ 29
Class B	2.00% -1.75%*	91
Class C	2.10% -1.85%*	18
		$ 138

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $10.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ 9,630	$ 13,359
Class T	21,151	30,575
Class B	6,109	12,524
Class C	8,058	14,127
Institutional Class	10,215	17,938
Total	$ 55,163	$ 88,523
From net realized gain
Class A	$ 3,432	$ 5,220
Class T	7,595	11,202
Class B	2,834	4,464
Class C	3,698	5,646
Institutional Class	3,777	5,877
Total	$ 21,336	$ 32,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	17,659	21,816	$ 206,463	$ 253,900
Reinvestment of distributions	900	1,282	10,542	15,021
Shares redeemed	(5,543)	(7,979)	(64,860)	(92,071)
Net increase (decrease)	13,016	15,119	$ 152,145	$ 176,850
Class T
Shares sold	36,627	39,956	$ 428,189	$ 465,339
Reinvestment of distributions	2,295	3,278	26,876	38,371
Shares redeemed	(9,820)	(19,779)	(114,604)	(229,093)
Net increase (decrease)	29,102	23,455	$ 340,461	$ 274,617
Class B
Shares sold	5,134	7,321	$ 60,058	$ 85,374
Reinvestment of distributions	561	1,045	6,585	12,249
Shares redeemed	(3,349)	(6,307)	(39,194)	(72,776)
Net increase (decrease)	2,346	2,059	$ 27,449	$ 24,847
Class C
Shares sold	11,287	16,778	$ 131,874	$ 195,224
Reinvestment of distributions	710	1,180	8,309	13,804
Shares redeemed	(4,234)	(7,887)	(49,369)	(90,740)
Net increase (decrease)	7,763	10,071	$ 90,814	$ 118,288
Institutional Class
Shares sold	7,576	15,202	$ 89,252	$ 176,823
Reinvestment of distributions	1,023	1,760	12,072	20,742
Shares redeemed	(4,307)	(6,561)	(50,708)	(76,584)
Net increase (decrease)	4,292	10,401	$ 50,616	$ 120,981

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Strategic Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
12.0
10.0
8.0
6.0
4.0
2.0
0.0
10.9
9.5
8.4
9.5
7.0
1 Year
45
40
35
30
25
20
15
10
5
0
42.8
39.4
38.6
40.1
29.7
3 Year
70
60
50
40
30
20
10
0
58.1
50.5
38.2
49.0
34.7
5 Year
75th Percentile
Class I Return
Benchmark Return
Class C Return
25th Percentile

% Beaten

Class I:	77%	89%	91%
Class C:	50%	64%	79%

Lipper Objective: Multi-Sector Income

SEC Benchmark: ML US High Yield Mstr II

The Board noted that the relative investment performance of Institutional Class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark over time, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Advisor Strategic Income - Class A, B, C, I & T

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Strategic Income
63 65 58
65 65 58
65 63 58
65 62 58
65 61 57
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	24%	22%	19%	22%	27%
Funds/Classes	173	171	176	170	170
ASPG Quadrant	1st	2nd	1st	2nd	2nd

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are direct or indirect investments of Fidelity Advisor Strategic Income Fund.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value

Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	$ 3,940,000	$ 3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	1,950,000	1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan 5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Lamar Media Corp.:
Tranche C, term loan 5.0625% 6/30/10 (b)	$ 2,985,000	$ 3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	785,433	796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	$ 5,040,000	$ 5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	5,151,815	5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	$ 520,000	$ 528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	2,788,360	2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	$ 4,061,111	$ 4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	7,100,000	7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	$ 1,990,000	$ 2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	2,840,000	2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	$ 19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SI-USAN-0805
1.787775.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity ®Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,012.00	$ 4.99
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Class T
Actual	$ 1,000.00	$ 1,012.40	$ 5.34
Hypothetical A	$ 1,000.00	$ 1,019.49	$ 5.36
Class B
Actual	$ 1,000.00	$ 1,008.20	$ 8.71
Hypothetical A	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,007.70	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,015.67	$ 9.20
Institutional Class
Actual	$ 1,000.00	$ 1,012.70	$ 4.09
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.00%
Class T	1.07%
Class B	1.75%
Class C	1.84%
Institutional Class	.82%

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	13.2
Fannie Mae	5.6	3.5
German Federal Republic	2.8	5.1
Freddie Mac	2.5	1.6
Brazilian Federative Republic	2.3	2.5
	28.7
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.0	11.3
Telecommunication Services	8.4	9.5
Energy	4.8	5.1
Financials	4.3	6.8
Materials	3.8	4.9
Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
U.S. Government and U.S. Government Agency Obligations 24.8%	U.S. Government and U.S. Government Agency Obligations 19.6%
AAA, AA, A 10.8%	AAA, AA, A 14.8%
BBB 4.7%	BBB 4.0%
BB 13.1%	BB 14.9%
B 24.4%	B 27.8%
CCC, CC, C 7.4%	CCC, CC, C 8.3%
Not Rated 2.2%	Not Rated 2.3%
Equities 1.2%	Equities 1.4%
Short-Term Investments and Net Other Assets 11.4%	Short-Term Investments and Net Other Assets 6.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
Corporate Bonds 40.7%			Corporate Bonds 47.1%
U.S. Government and U.S. Government Agency Obligations 24.8%			U.S. Government and U.S. Government Agency Obligations 19.6%
Foreign Government & Government Agency Obligations 19.0%			Foreign Government & Government Agency Obligations 22.8%
Stocks 1.2%			Stocks 1.4%
Other Investments 2.9%			Other Investments 2.2%
Short-Term Investments and Net Other Assets*** 11.4%			Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	29.9%	** Foreign investments	36.2%
*** Includes short-term foreign government obligations of .3%.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.6%
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,946
ON Semiconductor Corp. 0% 4/15/24		450	323
			2,269
Nonconvertible Bonds - 40.5%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Affinia Group, Inc. 9% 11/30/14 (f)		6,760	5,678
Delco Remy International, Inc.:
8.625% 12/15/07		2,066	2,014
9.375% 4/15/12		705	575
11% 5/1/09		1,810	1,665
Intermet Corp. 9.75% 6/15/09 (c)		2,240	963
Stoneridge, Inc. 11.5% 5/1/12		35	36
Tenneco Automotive, Inc. 8.625% 11/15/14		5,980	6,010
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		2,503	2,766
11% 2/15/13		2,988	3,421
United Components, Inc. 9.375% 6/15/13		360	363
Visteon Corp. 7% 3/10/14		3,640	3,003
			26,494
Automobiles - 0.1%
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	1,000	1,213
Renault SA 0.3338% 4/23/07 (i)	JPY	200,000	1,794
			3,007
Diversified Consumer Services - 0.2%
Service Corp. International (SCI):
6.75% 4/1/16		2,800	2,849
7% 6/15/17 (f)		2,420	2,493
			5,342
Hotels, Restaurants & Leisure - 2.7%
Carrols Corp. 9% 1/15/13 (f)		7,595	7,690
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490	599
Domino's, Inc. 8.25% 7/1/11		516	552
Gaylord Entertainment Co.:
6.75% 11/15/14		3,710	3,599
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.: - continued
8% 11/15/13		$ 920	$ 968
Herbst Gaming, Inc.:
7% 11/15/14		2,500	2,506
8.125% 6/1/12		835	887
ITT Corp. 7.375% 11/15/15		2,560	2,842
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		5,170	5,015
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,232
6.5% 7/31/09		1,995	2,037
MGM MIRAGE:
6% 10/1/09		1,050	1,059
6.625% 7/15/15 (f)		5,280	5,333
6.75% 9/1/12		1,310	1,349
8.5% 9/15/10		435	482
Mohegan Tribal Gaming Authority 6.875% 2/15/15 (f)		2,140	2,188
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,191
Penn National Gaming, Inc.:
6.75% 3/1/15 (f)		4,375	4,353
8.875% 3/15/10		1,105	1,182
Scientific Games Corp. 6.25% 12/15/12 (f)		660	663
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,600
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,545
7.875% 5/1/12		985	1,108
Station Casinos, Inc.:
6% 4/1/12		1,790	1,817
6.5% 2/1/14		1,670	1,710
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	3,992
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		5,035	2,895
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,610
Uno Restaurant Corp. 10% 2/15/11 (f)		2,690	2,542
Vail Resorts, Inc. 6.75% 2/15/14		5,060	5,136
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)		1,200	840
9% 1/15/12 (f)		710	740
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		$ 529	$ 571
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	779
			79,612
Household Durables - 1.0%
D.R. Horton, Inc. 7.875% 8/15/11		170	190
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (f)(i)		680	663
7.875% 12/15/12 (f)		13,850	12,811
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		730	715
6.25% 1/15/15		1,320	1,300
7.75% 5/15/13		3,480	3,654
KB Home 8.625% 12/15/08		1,350	1,458
Meritage Homes Corp. 6.25% 3/15/15		1,790	1,665
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (d)		1,910	1,318
Standard Pacific Corp.:
7.75% 3/15/13		750	782
9.25% 4/15/12		1,240	1,364
Technical Olympic USA, Inc. 7.5% 1/15/15		2,000	1,770
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,132
			28,822
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	720
Media - 5.3%
Cablevision Systems Corp. 8% 4/15/12		14,265	13,944
CanWest Media, Inc. 8% 9/15/12		860	903
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		2,720	2,747
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)		830	548
10% 4/1/09		535	413
10.75% 10/1/09		1,670	1,303
11.75% 1/15/10		505	394
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		$ 2,110	$ 2,110
Cinemark USA, Inc. 9% 2/1/13		200	207
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,118
CSC Holdings, Inc.:
6.75% 4/15/12 (f)		3,730	3,506
7.625% 4/1/11		2,580	2,541
7.625% 7/15/18		12,970	12,451
7.875% 2/15/18		8,295	8,067
Dex Media, Inc. 8% 11/15/13		8,615	9,132
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,673
6.625% 10/1/14		9,095	8,981
9.125% 1/15/09		42	45
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,565
Entravision Communications Corp. 8.125% 3/15/09		1,930	2,007
Haights Cross Communications, Inc. 0% 8/15/11 (d)		1,550	946
Haights Cross Operating Co. 11.75% 8/15/11		1,790	1,951
Houghton Mifflin Co.:
0% 10/15/13 (d)		11,050	8,011
8.25% 2/1/11		1,905	1,972
9.875% 2/1/13		6,890	7,286
IMAX Corp. 9.625% 12/1/10		1,810	1,901
Innova S. de R.L. 9.375% 9/19/13		9,135	10,265
Lamar Media Corp. 7.25% 1/1/13		370	389
Liberty Media Corp.:
5.7% 5/15/13		5,315	4,943
8.5% 7/15/29		5,320	5,375
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	9
Marquee Holdings, Inc. 0% 8/15/14 (d)		2,650	1,603
PanAmSat Corp. 6.375% 1/15/08		490	497
R.H. Donnelley Corp. 6.875% 1/15/13		6,750	6,885
Radio One, Inc.:
6.375% 2/15/13 (f)		3,810	3,743
8.875% 7/1/11		2,065	2,215
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		3,280	3,583
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National LLC & RNS Co. Corp.: - continued
10.375% 9/1/14 (f)		$ 7,590	$ 8,729
Rogers Cable, Inc.:
5.5% 3/15/14		650	611
6.25% 6/15/13		2,090	2,080
6.75% 3/15/15		800	820
Sun Media Corp. Canada 7.625% 2/15/13		635	672
Susquehanna Media Co. 7.375% 4/15/13		770	801
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,707
Videotron Ltee 6.875% 1/15/14		550	557
			156,206
Multiline Retail - 0.1%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,503
Pinault Printemps-Redoute SA 5% 1/23/09	EUR	2,000	2,581
			5,084
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08		1,850	2,026
CSK Automotive, Inc. 7% 1/15/14		410	390
			2,416
Textiles, Apparel & Luxury Goods - 0.3%
AAC Group Holding Corp. 0% 10/1/12 (d)(f)		5,165	3,461
Jostens Holding Corp. 0% 12/1/13 (d)		1,560	1,096
Levi Strauss & Co. 9.75% 1/15/15		3,880	3,832
			8,389
TOTAL CONSUMER DISCRETIONARY			316,092
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	1,500	2,624
8.25% 7/15/10		3,755	4,136
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,000	1,802
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)(f)		3,250	2,373
Southern States Cooperative, Inc. 10.5% 11/1/10 (f)		925	920
			11,855
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.3%
Dean Foods Co.:
6.625% 5/15/09		$ 90	$ 94
6.9% 10/15/17		979	1,023
Doane Pet Care Co. 10.75% 3/1/10		800	856
Hines Nurseries, Inc. 10.25% 10/1/11		370	374
Michael Foods, Inc. 8% 11/15/13		420	429
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,730	1,652
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		1,909	1,814
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	800	1,007
			7,249
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	279
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	489
TOTAL CONSUMER STAPLES			19,872
ENERGY - 4.6%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,185
Grant Prideco, Inc. 9% 12/15/09		170	185
Hanover Compressor Co.:
8.625% 12/15/10		490	515
9% 6/1/14		1,260	1,342
Ocean Rig Norway AS 8.375% 7/1/13 (f)		1,020	1,035
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		5,030	6,413
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,697
SESI LLC 8.875% 5/15/11		60	64
			16,436
Oil, Gas & Consumable Fuels - 4.0%
ANR Pipeline, Inc. 8.875% 3/15/10		2,520	2,759
Chesapeake Energy Corp.:
6.875% 1/15/16		2,879	2,994
7% 8/15/14		865	915
7.5% 6/15/14		850	918
7.75% 1/15/15		615	663
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp. 7.625% 8/16/07 (f)		$ 1,280	$ 1,312
El Paso Production Holding Co. 7.75% 6/1/13		4,000	4,280
Encore Acquisition Co.:
6.25% 4/15/14		1,500	1,493
8.375% 6/15/12		755	823
Energy Partners Ltd. 8.75% 8/1/10		3,530	3,707
EXCO Resources, Inc. 7.25% 1/15/11		570	567
Forest Oil Corp. 8% 12/15/11		480	529
General Maritime Corp. 10% 3/15/13		2,945	3,195
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,123
Houston Exploration Co. 7% 6/15/13		410	422
Hurricane Finance BV:
9.625% 2/12/10 (f)		300	329
9.625% 2/12/10 (Reg. S)		2,055	2,250
InterNorth, Inc. 9.625% 3/15/06 (c)		935	305
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,485
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (f)		525	522
Massey Energy Co. 6.625% 11/15/10		2,850	2,893
OAO Gazprom:
9.625% 3/1/13		6,350	7,770
10.5% 10/21/09		3,620	4,335
Pan American Energy LLC 7.125% 10/27/09 (f)		2,880	2,945
Pemex Project Funding Master Trust:
4.71% 6/15/10 (f)(i)		7,455	7,686
5.5% 2/24/25 (f)	EUR	750	887
7.75% 9/28/49		4,216	4,332
8.625% 2/1/22		7,150	8,777
Petrobras Energia SA 9.375% 10/30/13		2,715	2,959
Plains Exploration & Production Co. 8.75% 7/1/12		1,610	1,747
Range Resources Corp. 7.375% 7/15/13		2,190	2,310
Ship Finance International Ltd. 8.5% 12/15/13		5,015	4,814
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,424
The Coastal Corp.:
6.375% 2/1/09		230	226
7.75% 6/15/10		2,180	2,226
7.75% 10/15/35		235	220
Venoco, Inc. 8.75% 12/15/11		1,470	1,441
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,080
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		$ 1,820	$ 1,886
Williams Companies, Inc.:
7.125% 9/1/11		675	729
7.625% 7/15/19		9,487	10,673
7.75% 6/15/31		1,235	1,355
7.875% 9/1/21		2,950	3,359
8.125% 3/15/12		515	585
8.75% 3/15/32		2,510	3,012
YPF SA:
10% 11/2/28		845	1,027
yankee 9.125% 2/24/09		1,385	1,513
			117,802
TOTAL ENERGY			134,238
FINANCIALS - 3.9%
Capital Markets - 0.3%
Banco BPI SA 0.105% 2/12/07 (i)	JPY	100,000	895
Bank of Scotland International Australia Ltd. 2.7071% 9/7/06 (i)	CAD	1,500	1,225
Macquarie Bank Ltd. 0.2038% 2/10/06 (i)	JPY	200,000	1,802
Merrill Lynch & Co., Inc. 0.3744% 5/28/08 (i)	JPY	200,000	1,813
UFJ Bank Ltd. 0.6794% 5/29/11 (i)	JPY	200,000	1,807
			7,542
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd. 2.7329% 12/29/06 (i)	CAD	1,500	1,225
Banca Popolare di Lodi Investment Trust 6.742% 6/30/49 (i)	EUR	1,650	2,065
Banque Federative du Credit Mutuel (BFCM) 2.233% 7/24/06 (i)	EUR	500	604
Commonwealth Bank of Australia 2.7443% 11/28/06 (i)	CAD	1,750	1,429
Dresdner Bank AG for Kyivstar GSM 7.75% 4/27/12 (f)		1,050	1,051
European Investment Bank 4% 10/15/37	EUR	2,600	3,252
Export-Import Bank of Korea 0.1519% 11/4/05 (i)	JPY	500,000	4,504
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	300,000	2,707
Rabobank Nederland 2.6929% 2/23/07 (i)	CAD	250	204
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
San Paolo IMI Spa 2.404% 6/28/16 (i)	EUR	1,000	$ 1,213
Standard Bank London Ltd. 8.125% 9/30/09		2,900	3,052
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	385	473
UBS Luxembourg SA for Vimpel Communications 10% 6/16/09		4,200	4,520
Westpac Banking Corp. 2.6971% 1/27/06 (i)	CAD	1,500	1,225
			27,524
Consumer Finance - 0.4%
Countrywide Home Loans, Inc. 2.8371% 3/7/06 (i)	CAD	1,500	1,225
Ford Credit Europe PLC 3.103% 9/30/09 (i)	EUR	1,500	1,599
Ford Motor Credit Co. 6.625% 6/16/08		7,925	7,826
General Motors Acceptance Corp. 3.897% 7/5/05 (i)	EUR	1,000	1,210
GMAC International Finance BV 3.997% 10/3/05 (i)	EUR	1,000	1,211
Metris Companies, Inc. 10.125% 7/15/06		215	217
			13,288
Diversified Financial Services - 1.0%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (f)		1,500	1,939
BAT International Finance PLC:
2.997% 4/3/06 (i)	EUR	1,500	1,823
3.625% 6/29/12	EUR	2,000	2,417
Caixa Finance BV 2.175% 11/21/06 (i)	EUR	1,000	1,210
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	16,600	14,272
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		955	938
Citigroup, Inc. 4.25% 2/25/30 (i)	EUR	1,500	1,806
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		3,090	3,360
Santander International Debt SA 2.164% 12/14/06 (i)	EUR	500	605
Volkswagen International Finance NV 0.3875% 11/30/07 (i)	JPY	200,000	1,795
			30,165
Insurance - 0.1%
AIG SunAmerica Institutional Funding III Ltd. 5.5% 3/7/11	EUR	1,000	1,365
Eureko BV 5.125% 6/29/49 (i)	EUR	350	430
			1,795
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - 0.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (f)		$ 3,630	$ 3,576
8.125% 6/1/12		4,955	5,116
BF Saul REIT 7.5% 3/1/14		3,400	3,536
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,225	3,419
Senior Housing Properties Trust:
7.875% 4/15/15		4,040	4,323
8.625% 1/15/12		4,370	4,883
WT Finance Aust Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,000	1,219
			26,072
Thrifts & Mortgage Finance - 0.3%
Credit Logement SA 2.711% 12/2/49 (i)	EUR	500	605
Nationwide Building Society 0.0788% 3/3/06 (i)	JPY	200,000	1,803
Residential Capital Corp.:
6.375% 6/30/10 (f)		6,985	7,028
6.875% 6/30/15 (f)		485	497
			9,933
TOTAL FINANCIALS			116,319
HEALTH CARE - 1.8%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		1,675	1,570
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,894
Health Care Providers & Services - 1.4%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,819
AmerisourceBergen Corp.:
7.25% 11/15/12		670	737
8.125% 9/1/08		465	502
Beverly Enterprises, Inc. 7.875% 6/15/14		5,285	5,761
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,075
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
5.75% 3/15/14		$ 5,020	$ 4,970
6.75% 7/15/13		3,715	3,906
National Nephrology Associates, Inc. 9% 11/1/11 (f)		490	550
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	999
Psychiatric Solutions, Inc. 10.625% 6/15/13		197	219
Rural/Metro Corp. 9.875% 3/15/15 (f)		1,700	1,645
Triad Hospitals, Inc. 7% 11/15/13		4,205	4,321
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,391
Vanguard Health Holding Co. I 0% 10/1/15 (d)		2,450	1,743
Vanguard Health Holding Co. II LLC 9% 10/1/14		9,070	9,773
			40,411
Pharmaceuticals - 0.3%
CDRV Investors, Inc. 0% 1/1/15 (d)(f)		3,760	1,861
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (f)		1,585	1,363
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,828
VWR International, Inc.:
6.875% 4/15/12		115	114
8% 4/15/14		330	315
Warner Chilcott Corp. 8.75% 2/1/15 (f)		2,525	2,449
			7,930
TOTAL HEALTH CARE			51,805
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,151
Bombardier, Inc. 6.25% 2/23/06	GBP	750	1,358
Hexcel Corp. 6.75% 2/1/15		2,350	2,338
Orbimage Holdings, Inc. 13.19% 7/1/12 (f)(i)		1,720	1,802
			7,649
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		2,355	1,649
7.379% 5/23/16		842	589
AMR Corp.:
9% 8/1/12		1,100	858
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
AMR Corp.: - continued
9% 9/15/16		$ 1,290	$ 1,026
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		97	78
6.9% 7/2/18		695	577
8.312% 10/2/12		603	464
8.388% 5/1/22		920	773
Delta Air Lines, Inc.:
7.9% 12/15/09		3,345	1,179
8.3% 12/15/29		4,730	1,253
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,280	1,204
7.711% 9/18/11		320	179
7.92% 5/18/12		3,340	1,837
10.06% 1/2/16		170	85
Northwest Airlines Corp. 10% 2/1/09		1,270	559
Northwest Airlines, Inc.:
7.875% 3/15/08		1,252	507
9.875% 3/15/07		570	294
10.5% 4/1/09		287	129
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		313	166
7.691% 4/1/17		33	22
7.95% 9/1/16		44	32
8.07% 1/2/15		1,346	633
8.304% 9/1/10		196	139
NWA Trust 10.23% 6/21/14		258	209
			14,441
Building Products - 0.3%
Jacuzzi Brands, Inc. 9.625% 7/1/10		3,915	4,267
Maax Holdings, Inc. 0% 12/15/12 (d)(f)		4,470	2,012
NTK Holdings, Inc. 0% 3/1/14 (d)(f)		6,135	2,945
			9,224
Commercial Services & Supplies - 0.3%
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,187
Allied Waste North America, Inc. 6.5% 11/15/10		830	820
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,410
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc.: - continued
9.25% 5/1/21		$ 680	$ 682
JohnsonDiversey, Inc. 9.625% 5/15/12		2,845	2,873
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350	382
10.875% 12/15/12 (f)		550	639
			8,993
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,338
Electrical Equipment - 0.3%
FIMEP SA 10.5% 2/15/13		2,885	3,303
General Cable Corp. 9.5% 11/15/10		3,055	3,269
Polypore, Inc. 0% 10/1/12 (d)(f)		5,840	3,183
			9,755
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,250
9.5% 12/1/10 (i)		320	352
Navistar International Corp.:
6.25% 3/1/12 (f)		2,040	1,964
7.5% 6/15/11		650	663
			5,229
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)		800	844
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(f)		2,210	1,713
OMI Corp. 7.625% 12/1/13		4,625	4,602
Ultrapetrol Bahamas Ltd. 9% 11/24/14		1,795	1,598
			8,757
Road & Rail - 0.5%
Grupo TMM SA de CV 10.5% 8/1/07 (f)		1,551	1,481
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,244
9.5% 10/1/08		1,350	1,472
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV:
9.375% 5/1/12 (f)		$ 7,435	$ 7,770
yankee 10.25% 6/15/07		865	921
			14,888
Trading Companies & Distributors - 0.2%
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (f)		4,490	4,580
TOTAL INDUSTRIALS			84,854
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.3%
Lucent Technologies, Inc.:
6.45% 3/15/29		10,845	9,679
6.5% 1/15/28		190	169
			9,848
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (f)		970	917
Celestica, Inc. 7.875% 7/1/11		9,010	9,235
			10,152
IT Services - 0.5%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,079
7.75% 1/15/15		1,330	1,343
8.25% 7/1/11		535	546
8.625% 4/1/13		2,900	3,002
			14,970
Office Electronics - 1.0%
Xerox Capital Trust I 8% 2/1/27		4,585	4,734
Xerox Corp.:
6.875% 8/15/11		3,240	3,434
7.125% 6/15/10		3,720	3,957
7.2% 4/1/16		3,345	3,613
7.625% 6/15/13		12,425	13,357
			29,095
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. 7.125% 7/15/14		5,740	6,142
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.66% 12/15/11 (f)(i)		$ 670	$ 663
6.875% 12/15/11 (f)		1,865	1,837
8% 12/15/14 (f)		520	499
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,733
Semiconductor Note Participation Trust 0% 8/4/11 (f)		500	750
Viasystems, Inc. 10.5% 1/15/11		4,065	3,719
			15,343
TOTAL INFORMATION TECHNOLOGY			79,408
MATERIALS - 3.7%
Chemicals - 1.5%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	3,999
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		8,045	9,010
Braskem SA 11.75% 1/22/14 (f)		850	1,024
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,221
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (d)		1,380	980
Series B, 0% 10/1/14 (d)		10,975	7,683
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,007
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (i)		940	987
11% 7/15/10		750	855
Huntsman ICI Chemicals LLC 10.125% 7/1/09		1,809	1,863
Huntsman LLC:
10.6406% 7/15/11 (i)		630	669
11.625% 10/15/10		466	545
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		4,800	3,372
Lanxess Finance BV 4.125% 6/21/12	EUR	1,115	1,352
Lyondell Chemical Co. 11.125% 7/15/12		930	1,053
Millennium America, Inc. 9.25% 6/15/08		2,515	2,732
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit		280	300
13% 12/1/07 unit		1,295	1,386
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		2,470	2,556
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.:
6.72% 10/15/37 (c)		$ 1,145	$ 933
7.375% 10/15/27 (c)		2,370	1,932
			45,459
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (f)		630	646
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13 (f)		640	640
BWAY Corp. 10% 10/15/10		1,175	1,222
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,110	1,005
7.5% 12/15/96		690	531
8% 4/15/23		3,915	3,739
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,575
10.875% 3/1/13		1,520	1,790
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	904
7.75% 5/15/11		320	339
8.25% 5/15/13		3,390	3,644
8.75% 11/15/12		2,325	2,563
8.875% 2/15/09		1,170	1,243
Sealed Air Finance 5.625% 7/19/06	EUR	250	311
Tekni-Plex, Inc.:
8.75% 11/15/13 (f)		1,600	1,396
10.875% 8/15/12 (f)		980	1,063
			22,965
Metals & Mining - 0.8%
Aleris International, Inc. 9% 11/15/14		430	446
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,330	1,164
0% 6/1/13 (d)		2,260	1,887
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		3,560	3,845
Edgen Acquisition Corp. 9.875% 2/1/11 (f)		1,340	1,300
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,116
10.125% 2/1/10		2,400	2,676
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		$ 1,335	$ 1,445
International Steel Group, Inc. 6.5% 4/15/14		4,720	4,531
Ispat Inland ULC 9.75% 4/1/14		932	1,086
Steel Dynamics, Inc.:
9.5% 3/15/09		65	69
9.5% 3/15/09		2,090	2,226
			24,791
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
7.375% 12/1/25		2,095	2,260
8% 1/15/24		4,215	4,837
8.875% 5/15/31		1,095	1,358
9.375% 2/1/13		2,540	2,870
Millar Western Forest Products Ltd. 7.75% 11/15/13		1,835	1,725
NewPage Corp.:
9.46% 5/1/12 (f)(i)		1,770	1,770
12% 5/1/13 (f)		1,930	1,916
			16,736
TOTAL MATERIALS			110,597
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 4.2%
AT&T Corp. 9.75% 11/15/31		10,230	13,254
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	478
Empresa Brasileira de Telecomm SA 11% 12/15/08		5,486	6,254
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,157
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		2,525	2,146
MCI, Inc.:
6.688% 5/1/09		102	106
8.735% 5/1/14 (i)		4,435	4,973
Mobifon Holdings BV 12.5% 7/31/10		7,225	8,598
New Skies Satellites BV:
8.5388% 11/1/11 (f)(i)		750	767
9.125% 11/1/12 (f)		3,145	3,161
NTL Cable PLC 8.75% 4/15/14		13,365	14,067
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PanAmSat Holding Corp. 0% 11/1/14 (d)		$ 3,600	$ 2,448
Qwest Corp.:
6.6706% 6/15/13 (f)(i)		6,970	7,136
7.875% 9/1/11		2,980	3,092
8.875% 3/15/12		25,740	27,992
Qwest Services Corp. 14% 12/15/14		1,105	1,326
Telecom Egypt SAE:
10.7% 2/4/10 (i)	EGP	3,565	617
10.95% 2/4/10	EGP	3,565	622
Telefonica de Argentina SA 9.125% 11/7/10		3,967	4,284
Telenet Group Holding NV 0% 6/15/14 (d)(f)		11,720	9,142
U.S. West Communications:
6.875% 9/15/33		5,398	4,669
7.125% 11/15/43		220	186
7.2% 11/10/26		3,115	2,788
7.25% 9/15/25		1,780	1,647
7.25% 10/15/35		1,300	1,149
7.5% 6/15/23		1,880	1,725
8.875% 6/1/31		340	344
			124,128
Wireless Telecommunication Services - 3.6%
American Tower Corp. 7.125% 10/15/12		10,745	11,336
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,927
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (i)		2,460	2,620
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (f)		3,960	3,935
8.375% 3/15/13		1,474	1,632
Globe Telecom, Inc. 9.75% 4/15/12		980	1,078
Inmarsat Finance II PLC 0% 11/15/12 (d)		17,010	13,395
Inmarsat Finance PLC 7.625% 6/30/12		645	680
Intelsat Ltd. 7.805% 1/15/12 (f)(i)		4,860	4,969
Kyivstar GSM 10.375% 8/17/09 (f)		4,000	4,430
Millicom International Cellular SA 10% 12/1/13		5,695	5,667
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		8,240	8,343
8.375% 10/14/10 (f)		7,120	7,396
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
5.95% 3/15/14		$ 1,150	$ 1,196
6.875% 10/31/13		6,365	6,779
7.375% 8/1/15		15,530	16,695
Rogers Communications, Inc. 6.535% 12/15/10 (i)		1,740	1,810
Rural Cellular Corp. 9.875% 2/1/10		2,355	2,420
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)		1,010	1,055
UbiquiTel Operating Co. 9.875% 3/1/11		1,705	1,858
			105,221
TOTAL TELECOMMUNICATION SERVICES			229,349
UTILITIES - 1.7%
Electric Utilities - 0.5%
AES Gener SA 7.5% 3/25/14		3,410	3,470
Chivor SA E.S.P. 9.75% 12/30/14 (f)		3,255	3,450
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,170	1,199
TECO Energy, Inc. 6.75% 5/1/15 (f)		1,020	1,076
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)		4,735	4,972
			14,167
Gas Utilities - 1.0%
Northwest Pipeline Corp.:
6.625% 12/1/07		285	295
8.125% 3/1/10		400	432
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,791
8% 3/1/32		4,170	4,754
8.875% 3/15/10		2,600	2,847
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	561
7.5% 4/1/17		7,600	8,275
7.625% 4/1/37		1,035	1,133
8.375% 6/15/32		1,155	1,344
Corporate Bonds - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 330	$ 357
8.875% 7/15/12		1,455	1,742
			29,531
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. 8.75% 7/15/13 (f)		2,300	1,702
Enron Corp.:
6.4% 7/15/06 (c)		545	178
6.625% 11/15/05 (c)		2,200	718
6.725% 11/17/08 (c)(i)		684	221
6.75% 8/1/09 (c)		550	179
6.875% 10/15/07 (c)		1,330	434
6.95% 7/15/28 (c)		1,204	388
7.125% 5/15/07 (c)		235	77
7.375% 5/15/19 (c)		1,400	455
7.875% 6/15/03 (c)		235	77
8.375% 5/23/05 (c)		2,500	769
9.125% 4/1/03 (c)		50	16
9.875% 6/15/03 (c)		220	72
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,175	1,199
			6,485
TOTAL UTILITIES			50,183
TOTAL NONCONVERTIBLE BONDS			1,192,717
TOTAL CORPORATE BONDS (Cost $1,167,182)			1,194,986
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 6.7%
Fannie Mae:
0% 9/28/05		12,000	11,900
3.25% 1/15/08		9,330	9,202
3.25% 2/15/09		6,040	5,901
3.625% 3/15/07		220	219
3.75% 5/17/07		2,520	2,512
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.875% 5/15/07		$ 10,000	$ 10,023
4.625% 10/15/14		13,000	13,332
5.125% 1/2/14		8,000	8,344
6% 5/15/11		7,675	8,441
6.125% 3/15/12		900	1,006
6.25% 2/1/11		380	416
6.375% 6/15/09		16,590	18,051
Federal Home Loan Bank:
2.25% 5/15/06		16,150	15,943
3.75% 9/28/06		1,825	1,821
3.8% 12/22/06		450	449
5.8% 9/2/08		2,920	3,084
Freddie Mac:
2.75% 8/15/06		350	346
2.875% 12/15/06		2,810	2,774
4.125% 7/12/10		32,000	32,146
4.25% 7/15/09		6,995	7,071
4.5% 7/15/13		250	255
4.875% 11/15/13		5,480	5,734
7% 3/15/10		24,053	27,129
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		36	37
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,324
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,403
4.974% 8/15/13		1,515	1,595
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,804	1,844
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			196,302
U.S. Treasury Inflation Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		13,208	17,746
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		22,080	21,535
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
1.875% 7/15/13		$ 66,513	$ 67,926
2% 1/15/14		21,796	22,451
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			129,658
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bonds:
6.125% 8/15/29		44,500	56,819
9% 11/15/18		2,000	2,988
11.25% 2/15/15		2,900	4,578
U.S. Treasury Notes:
1.625% 2/28/06		11,600	11,463
2.375% 8/31/06		26,000	25,647
2.75% 6/30/06		29,827	29,597
2.75% 7/31/06		50,000	49,576
3.375% 9/15/09		37,724	37,219
3.625% 4/30/07		31,452	31,435
4.25% 8/15/13		5,243	5,374
4.25% 11/15/13		7,930	8,124
4.25% 8/15/14		24,500	25,086
4.75% 5/15/14		38,000	40,322
TOTAL U.S. TREASURY OBLIGATIONS			328,228
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $642,553)			654,188
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 2.6%
4% 3/1/19 to 7/1/19 (h)		8,076	7,915
4% 7/1/20 (g)(h)		2,324	2,275
4% 7/1/20 (g)(h)		1,500	1,469
4.5% 12/1/18		8,104	8,073
4.5% 7/1/20 (g)		12,000	11,936
5% 3/1/18 to 7/1/18		4,877	4,936
5% 8/1/35 (g)		20,418	20,367
5.5% 5/1/11 to 6/1/20		16,744	17,201
6% 8/1/13 to 1/1/26		140	145
6.5% 6/1/24 to 9/1/32		722	749
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Fannie Mae - continued
7% 9/1/25		$ 9	$ 10
7.5% 1/1/28 to 5/1/28		127	136
TOTAL FANNIE MAE			75,212
Freddie Mac - 0.0%
8.5% 3/1/20		28	30
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		86	89
6.5% 4/15/26 to 5/15/26		74	77
7% 9/15/25 to 8/15/31		231	245
7.5% 2/15/22 to 8/15/28		272	293
8% 9/15/26 to 12/15/26		42	45
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			749
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $75,756)			75,991
Asset-Backed Securities - 0.2%
Cumbernauld Funding 5.2% 3/16/09	GBP	450	819
Driver One Gmbh Series 1 Class B, 2.334% 5/21/10 (i)	EUR	600	726
MBNA Credit Card Master Note Trust Series 2003-B4, 5.45% 9/17/13	GBP	1,500	2,765
Punch Taverns Finance PLC 5.2506% 4/15/09 (i)	GBP	797	1,426
Sedna Finance Corp. 2.861% 3/15/16 (i)	EUR	1,150	1,387
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	115
TOTAL ASSET-BACKED SECURITIES (Cost $7,580)			7,238
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Granite Mortgages PLC 2.504% 1/20/43 (i)	EUR	400	486
Holmes Financing No. 8 PLC floater Series 3 Class C, 2.988% 7/15/40 (i)	EUR	500	611
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Private Sponsor - continued
Mortgages PLC Series 6 Class A1, 5.0588% 1/31/27 (i)	GBP	1,549	$ 2,776
Permanent Financing No. 1 PLC 5.1% 6/10/09 (i)	EUR	400	510
TOTAL PRIVATE SPONSOR			4,383
U.S. Government Agency - 0.0%
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		127	128
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,691)			4,511
Commercial Mortgage Securities - 0.2%
Opera Finance PLC 5.1888% 7/31/13 (i)	GBP	1,000	1,792
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.2085% 7/15/16 (i)	GBP	2,000	3,573
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,446)			5,365
Foreign Government and Government Agency Obligations - 19.3%
Arab Republic 8.8773% to 9.862% 8/2/05 to 6/13/06	EGP	8,405	1,395
Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (e)(j)	ARS	1,518	204
3% 4/30/13 (i)		1,400	1,131
3.01% 8/3/12 (i)		16,150	14,400
discount 8.28% (with partial capitalization through 12/31/2013) 12/31/33 unit (j)		3,843	3,538
Inflation-Indexed discount 5.83% (with partial capitalization through 12/31/2013) 12/31/33 unit (j)	ARS	3,474	1,239
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,726
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,000	1,000
value recovery A rights 1/2/21 (k)		1,000,000	0
value recovery B rights 1/2/21 (k)		750,000	0
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		25,205	25,804
debt conversion bond 4.3125% 4/15/12 (i)		4,476	4,302
par Z-L 6% 4/15/24		2,260	2,189
10.5% 7/14/14		2,060	2,444
11% 1/11/12		1,545	1,846
11% 8/17/40		14,360	17,289
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Brazilian Federative Republic: - continued
12.25% 3/6/30		$ 4,745	$ 6,358
12.75% 1/15/20		2,880	3,931
14.5% 10/15/09		3,160	4,108
Canadian Government:
3% 6/1/06	CAD	14,750	12,074
5.25% 6/1/12	CAD	9,450	8,484
5.5% 6/1/09	CAD	5,500	4,875
5.75% 6/1/29	CAD	11,250	11,194
Central Bank of Nigeria:
Brady 6.25% 11/15/20		2,000	1,980
promissory note 5.092% 1/5/10		4,179	4,156
warrants 11/15/20 (a)(k)		2,750	83
City of Kiev 8.75% 8/8/08		2,980	3,159
Colombian Republic:
10.75% 1/15/13		5,210	6,335
11.75% 3/1/10	COP	4,416,000	2,014
11.75% 2/25/20		2,560	3,366
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,728
Dominican Republic:
Brady 3.9425% 8/30/09 (i)		4,331	4,157
4.375% 8/30/24 (i)		6,033	5,520
Ecuador Republic:
8% 8/15/30 (Reg. S) (e)		1,870	1,571
12% 11/15/12 (Reg. S)		1,831	1,739
euro par 5% 2/28/25		645	461
Finnish Government 2.75% 9/15/10	EUR	1,000	1,223
French Government:
OAT 5.25% 4/25/08	EUR	1,200	1,573
3.5% 4/25/15	EUR	25,875	32,283
4% 4/25/55	EUR	750	967
4.75% 4/25/35	EUR	5,000	7,203
German Federal Republic:
2.5% 3/23/07	EUR	2,000	2,441
2.75% 6/23/06	EUR	16,000	19,508
3.75% 1/4/15	EUR	23,100	29,478
4.25% 1/4/14	EUR	22,530	29,814
Indonesian Republic 7.25% 4/20/15 (f)		970	982
Israeli State 7.5% 3/31/14	ILS	8,615	2,022
Japan Government:
0.2% 7/20/06	JPY	1,080,000	9,757
1.5% 3/20/14	JPY	2,615,000	24,592
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Japan Government: - continued
2.4% 12/20/34	JPY	600,000	$ 5,634
Lebanese Republic:
6.77% 11/30/09 (f)(i)		1,840	1,808
6.77% 11/30/09 (i)		725	712
Malaysian Government 4.72% 9/30/15	MYR	17,500	4,776
Panamanian Republic Brady discount 2.6925% 7/17/26 (i)		125	116
Peruvian Republic:
3% 3/7/27 (e)		900	660
9.125% 2/21/12		2,860	3,375
9.875% 2/6/15		1,865	2,303
9.91% 5/5/15	PEN	6,040	2,060
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		4,770	4,758
8.375% 2/15/11		9,215	9,561
9% 2/15/13		4,925	5,196
9.875% 1/15/19		1,800	1,946
10.625% 3/16/25		3,190	3,573
Republic of Serbia 3.75% 11/1/24 (e)(f)		615	530
Russian Federation:
5% 3/31/30 (e)(f)		3,900	4,368
5% 3/31/30 (Reg. S) (e)		22,840	25,581
11% 7/24/18 (Reg. S)		1,500	2,241
12.75% 6/24/28 (Reg. S)		3,855	6,978
South African Republic:
8.5% 6/23/17		860	1,112
13% 8/31/10	ZAR	10,420	1,924
State of Qatar 9.75% 6/15/30 (Reg. S)		1,195	1,855
Turkish Republic:
11% 1/14/13		4,250	5,387
11.5% 1/23/12		895	1,143
11.75% 6/15/10		5,715	7,101
11.875% 1/15/30		5,025	7,274
15.5488% to 20.5644% 7/5/06 to 1/24/07	TRY	10,715	6,638
Ukraine Government 6.365% 8/5/09 (i)		7,880	8,510
United Kingdom, Great Britain & Northern Ireland:
Index-Linked 2.5% 7/17/24	GBP	2,946	6,071
4.75% 9/7/15	GBP	1,950	3,662
5% 3/7/25	GBP	65	129
5.75% 12/7/09	GBP	2,000	3,827
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
United Kingdom, Great Britain & Northern Ireland: - continued
6% 12/7/28	GBP	2,135	$ 4,841
8% 6/7/21	GBP	6,500	16,718
United Mexican States:
7.5% 4/8/33		13,135	15,138
8.125% 12/30/19		2,525	3,102
9.69% 12/8/05	MXN	31,775	2,832
11.5% 5/15/26		8,070	12,952
Uruguay Republic:
7.25% 2/15/11		2,470	2,485
17.75% 2/4/06	UYU	41,200	1,749
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (i)		3,775	3,700
oil recovery rights 4/15/20 (k)		3,260	77
4.15% 4/20/11 (i)		1,990	1,821
5.375% 8/7/10		4,380	4,073
9.25% 9/15/27		4,345	4,569
10.75% 9/19/13		7,435	8,699
13.625% 8/15/18		3,440	4,630
euro Brady:
par W-A 6.75% 3/31/20		6,150	6,165
par W-B 6.75% 3/31/20		2,070	2,075
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		2,685	2,007
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $531,119)			568,085
Common Stocks - 1.1%
		Shares
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit		330,000	4,445
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	2,116
Common Stocks - continued
		Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.3%
NTL, Inc. (a)		140,401	$ 9,606
NTL, Inc. Class A warrants 1/13/11 (a)		6	0
			9,606
TOTAL CONSUMER DISCRETIONARY			16,167
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (l)		98	2
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telewest Global, Inc. (a)		693,453	15,797
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		895	1
TOTAL TELECOMMUNICATION SERVICES			15,798
TOTAL COMMON STOCKS (Cost $21,770)			31,967
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	160
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,646	1,802
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00% (a)		1,170	772
TOTAL CONSUMER DISCRETIONARY			2,574
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875% (a)		240	250
Preferred Stocks - continued
		Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	$ 1,351
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,175
TOTAL PREFERRED STOCKS (Cost $4,521)			4,335
Floating Rate Loans - 1.0%
		Principal Amount (000s)(m)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. Tranche 2, term loan 5.89% 4/30/10 (i)		$ 400	400
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 7.7428% 11/1/11 (i)		2,470	2,563
Tranche C2, term loan 12.41% 5/2/12 (i)		1,300	1,372
			3,935
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 7.5% 3/31/08 (i)		1,800	1,746
Media - 0.0%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (i)		1,050	1,053
TOTAL CONSUMER DISCRETIONARY			7,134
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (i)		180	171
Floating Rate Loans - continued
		Principal Amount (000s)(m)	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Coffeyville Resources LLC: - continued
Tranche 2, term loan 10.3125% 7/8/13 (i)		$ 2,020	$ 2,055
Tranche B1, term loan 6.063% 7/8/12 (i)		270	273
			2,499
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (i)		2,310	2,316
Olympus Cable Holdings LLC Tranche B, term loan 8.25% 9/30/10 (i)		2,720	2,683
			4,999
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (i)		5,345	5,412
Pharmaceuticals - 0.1%
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (i)		3,991	4,001
TOTAL HEALTH CARE			9,413
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (i)		566	567
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (i)		216	216
			783
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 6.712% 4/18/11 (i)		2,310	2,316
Tranche 2, term loan 10.712% 4/18/12 (i)		2,160	2,155
			4,471
TOTAL FLOATING RATE LOANS (Cost $28,422)			29,299
Sovereign Loan Participations - 0.2%
		Principal Amount (000s)(m)	Value (Note 1) (000s)
Indonesian Republic loan participation:
- Barclays Bank 4.375% 3/28/13 (i)		$ 207	$ 192
- Citibank 4.375% 3/28/13 (i)		726	672
- Credit Suisse First Boston:
4.375% 3/28/13 (i)		1,859	1,720
4.50% 12/14/19 (i)		1,190	1,003
- Deutsche Bank:
4.375% 3/28/13 (i)		932	863
0.955% 3/28/13 (i)	JPY	89,394	721
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,955)			5,171
Fixed-Income Funds - 1.4%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $40,280)		402,424	40,295
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 3.21% (b) (Cost $333,649)		333,648,614	333,649
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,867,924)			2,955,080
NET OTHER ASSETS - (0.3)%			(10,178)
NET ASSETS - 100%			$ 2,944,902
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of the report.

(c) Non-income producing - Security is in default.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,025,000 or 8.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
(m) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.1%
United Kingdom	3.3%
Germany	2.9%
Canada	2.8%
Brazil	2.5%
France	1.9%
Mexico	1.9%
Russia	1.9%
Japan	1.4%
Venezuela	1.3%
Argentina	1.0%
Others (individually less than 1%)	9.0%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $2,867,924) - See accompanying schedule		$ 2,955,080
Commitment to sell securities on a delayed delivery basis	$ (11,524)
Receivable for securities sold on a delayed delivery basis	11,535	11
Receivable for investments sold, regular delivery		10,178
Cash		1,458
Receivable for fund shares sold		13,126
Dividends receivable		11
Interest receivable		37,330
Prepaid expenses		4
Receivable from investment adviser for expense reductions		2
Other receivables		109
Total assets		3,017,309

Liabilities
Payable for investments purchased Regular delivery	$ 25,665
Delayed delivery	36,040
Payable for fund shares redeemed	6,081
Distributions payable	1,579
Accrued management fee	1,370
Distribution fees payable	939
Other affiliated payables	490
Other payables and accrued expenses	243
Total liabilities		72,407

Net Assets		$ 2,944,902
Net Assets consist of:
Paid in capital		$ 2,837,407
Undistributed net investment income		23,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,496)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		87,072
Net Assets		$ 2,944,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,392 ÷ 44,231 shares)	$ 11.70

Maximum offering price per share (100/95.25 of $11.70)	$ 12.28
Class T: Net Asset Value and redemption price per share ($1,132,683 ÷ 96,851 shares)	$ 11.70

Maximum offering price per share (100/96.50 of $11.70)	$ 12.12
Class B: Net Asset Value and offering price per share ($340,837 ÷ 29,077 shares) A	$ 11.72

Class C: Net Asset Value and offering price per share ($487,395 ÷ 41,717 shares) A	$ 11.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($466,595 ÷ 39,582 shares)	$ 11.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 545
Interest		75,580
Total income		76,125

Expenses
Management fee	$ 7,440
Transfer agent fees	2,327
Distribution fees	5,185
Accounting fees and expenses	444
Independent trustees' compensation	6
Custodian fees and expenses	146
Registration fees	182
Audit	34
Legal	5
Miscellaneous	211
Total expenses before reductions	15,980
Expense reductions	(148)	15,832
Net investment income		60,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,671
Foreign currency transactions	(770)
Swap agreements	(42)
Total net realized gain (loss)		12,859
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,958)
Assets and liabilities in foreign currencies	445
Delayed delivery commitments	11
Total change in net unrealized appreciation (depreciation)		(41,502)
Net gain (loss)		(28,643)
Net increase (decrease) in net assets resulting from operations		$ 31,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 60,293	$ 92,795
Net realized gain (loss)	12,859	59,820
Change in net unrealized appreciation (depreciation)	(41,502)	22,719
Net increase (decrease) in net assets resulting from operations	31,650	175,334
Distributions to shareholders from net investment income	(55,163)	(88,523)
Distributions to shareholders from net realized gain	(21,336)	(32,409)
Total distributions	(76,499)	(120,932)
Share transactions - net increase (decrease)	661,485	715,583
Total increase (decrease) in net assets	616,636	769,985

Net Assets
Beginning of period	2,328,266	1,558,281
End of period (including undistributed net investment income of $23,919 and undistributed net investment income of $25,324, respectively)	$ 2,944,902	$ 2,328,266

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Income from Investment Operations
Net investment income E	.284	.600	.617	.668	.730 G	.793
Net realized and unrealized gain (loss)	(.146)	.445	1.321	.214	(.081) G	(.434)
Total from investment operations	.138	1.045	1.938	.882	.649	.359
Distributions from net investment income	(.263)	(.575)	(.648)	(.652)	(.659)	(.709)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.368)	(.745)	(.648)	(.652)	(.659)	(.709)
Net asset value, end of period	$ 11.70	$ 11.93	$ 11.63	$ 10.34	$ 10.11	$ 10.12
Total Return B, C, D	1.20%	9.31%	19.20%	9.09%	6.53%	3.58%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.01%	1.04%	1.07%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.04%	1.07%	1.08%
Net investment income	4.93% A	5.20%	5.58%	6.65%	7.18% G	7.76%
Supplemental Data
Net assets, end of period (in millions)	$ 517	$ 372	$ 187	$ 57	$ 33	$ 18
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Income from Investment Operations
Net investment income E	.279	.593	.604	.660	.725 G	.788
Net realized and unrealized gain (loss)	(.135)	.443	1.322	.203	(.074) G	(.445)
Total from investment operations	.144	1.036	1.926	.863	.651	.343
Distributions from net investment income	(.259)	(.566)	(.636)	(.643)	(.651)	(.703)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.364)	(.736)	(.636)	(.643)	(.651)	(.703)
Net asset value, end of period	$ 11.70	$ 11.92	$ 11.62	$ 10.33	$ 10.11	$ 10.11
Total Return B, C, D	1.24%	9.23%	19.09%	8.89%	6.55%	3.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.07% A	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of voluntary waivers, if any	1.07% A	1.07%	1.11%	1.13%	1.15%	1.14%
Expenses net of all reductions	1.07% A	1.07%	1.11%	1.13%	1.15%	1.14%
Net investment income	4.85% A	5.13%	5.47%	6.57%	7.10% G	7.70%
Supplemental Data
Net assets, end of period (in millions)	$ 1,133	$ 808	$ 515	$ 279	$ 238	$ 207
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 21, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Income from Investment Operations
Net investment income E	.242	.513	.533	.595	.658 G	.722
Net realized and unrealized gain (loss)	(.147)	.441	1.330	.212	(.085) G	(.447)
Total from investment operations	.095	.954	1.863	.807	.573	.275
Distributions from net investment income	(.220)	(.484)	(.563)	(.577)	(.583)	(.635)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.325)	(.654)	(.563)	(.577)	(.583)	(.635)
Net asset value, end of period	$ 11.72	$ 11.95	$ 11.65	$ 10.35	$ 10.12	$ 10.13
Total Return B, C, D	.82%	8.45%	18.38%	8.28%	5.74%	2.73%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of voluntary waivers, if any	1.75% A	1.78%	1.77%	1.78%	1.81%	1.80%
Expenses net of all reductions	1.75% A	1.78%	1.77%	1.78%	1.81%	1.80%
Net investment income	4.18% A	4.42%	4.81%	5.91%	6.44% G	7.04%
Supplemental Data
Net assets, end of period (in millions)	$ 341	$ 319	$ 287	$ 147	$ 116	$ 88
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Income from Investment Operations
Net investment income E	.236	.505	.525	.585	.647 G	.707
Net realized and unrealized gain (loss)	(.146)	.444	1.320	.204	(.082) G	(.432)
Total from investment operations	.090	.949	1.845	.789	.565	.275
Distributions from net investment income	(.215)	(.479)	(.555)	(.569)	(.575)	(.625)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.320)	(.649)	(.555)	(.569)	(.575)	(.625)
Net asset value, end of period	$ 11.68	$ 11.91	$ 11.61	$ 10.32	$ 10.10	$ 10.11
Total Return B, C, D	.77%	8.43%	18.24%	8.10%	5.67%	2.74%
Ratios to Average Net Assets F
Expenses before expense reductions	1.85% A	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of voluntary waivers, if any	1.84% A	1.82%	1.84%	1.87%	1.89%	1.91%
Expenses net of all reductions	1.84% A	1.82%	1.84%	1.87%	1.89%	1.90%
Net investment income	4.08% A	4.37%	4.74%	5.83%	6.35% G	6.94%
Supplemental Data
Net assets, end of period (in millions)	$ 487	$ 405	$ 277	$ 68	$ 40	$ 26
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Income from Investment Operations
Net investment income D	.297	.627	.635	.685	.725 F	.816
Net realized and unrealized gain (loss)	(.149)	.449	1.338	.210	(.059) F	(.437)
Total from investment operations	.148	1.076	1.973	.895	.666	.379
Distributions from net investment income	(.273)	(.596)	(.663)	(.665)	(.676)	(.729)
Distributions from net realized gain	(.105)	(.170)	-	-	-	-
Total distributions	(.378)	(.766)	(.663)	(.665)	(.676)	(.729)
Net asset value, end of period	$ 11.79	$ 12.02	$ 11.71	$ 10.40	$ 10.17	$ 10.18
Total Return B, C	1.27%	9.53%	19.44%	9.17%	6.67%	3.76%
Ratios to Average Net Assets E
Expenses before expense reductions	.82% A	.81%	.87%	.92%	.94%	.90%
Expenses net of voluntary waivers, if any	.82% A	.81%	.87%	.92%	.94%	.90%
Expenses net of all reductions	.82% A	.81%	.87%	.92%	.94%	.90%
Net investment income	5.10% A	5.38%	5.71%	6.78%	7.31% F	7.95%
Supplemental Data
Net assets, end of period (in millions)	$ 467	$ 424	$ 291	$ 120	$ 42	$ 4
Portfolio turnover rate	97% A	94%	153%	111%	120%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, swap agreements, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 121,218
Unrealized depreciation	(31,739)
Net unrealized appreciation (depreciation)	$ 89,479
Cost for federal income tax purposes	$ 2,865,601

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses,

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $938,155 and $732,534, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 322	$ 3
Class T	0%	.25%	1,194	51
Class B	.65%	.25%	1,467	1,063
Class C	.75%	.25%	2,202	743
			$ 5,185	$ 1,860

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 432
Class T	140
Class B*	335
Class C*	47
$ 954

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 427	.20*
Class T	767	.16*
Class B	382	.24*
Class C	394	.18*
Institutional Class	357	.16*
	$ 2,327

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Floating Rate Central Investment Portfolio seeks a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,053 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.25% -1.00%*	$ 29
Class B	2.00% -1.75%*	91
Class C	2.10% -1.85%*	18
		$ 138

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $10.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ 9,630	$ 13,359
Class T	21,151	30,575
Class B	6,109	12,524
Class C	8,058	14,127
Institutional Class	10,215	17,938
Total	$ 55,163	$ 88,523
From net realized gain
Class A	$ 3,432	$ 5,220
Class T	7,595	11,202
Class B	2,834	4,464
Class C	3,698	5,646
Institutional Class	3,777	5,877
Total	$ 21,336	$ 32,409

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	17,659	21,816	$ 206,463	$ 253,900
Reinvestment of distributions	900	1,282	10,542	15,021
Shares redeemed	(5,543)	(7,979)	(64,860)	(92,071)
Net increase (decrease)	13,016	15,119	$ 152,145	$ 176,850
Class T
Shares sold	36,627	39,956	$ 428,189	$ 465,339
Reinvestment of distributions	2,295	3,278	26,876	38,371
Shares redeemed	(9,820)	(19,779)	(114,604)	(229,093)
Net increase (decrease)	29,102	23,455	$ 340,461	$ 274,617
Class B
Shares sold	5,134	7,321	$ 60,058	$ 85,374
Reinvestment of distributions	561	1,045	6,585	12,249
Shares redeemed	(3,349)	(6,307)	(39,194)	(72,776)
Net increase (decrease)	2,346	2,059	$ 27,449	$ 24,847
Class C
Shares sold	11,287	16,778	$ 131,874	$ 195,224
Reinvestment of distributions	710	1,180	8,309	13,804
Shares redeemed	(4,234)	(7,887)	(49,369)	(90,740)
Net increase (decrease)	7,763	10,071	$ 90,814	$ 118,288
Institutional Class
Shares sold	7,576	15,202	$ 89,252	$ 176,823
Reinvestment of distributions	1,023	1,760	12,072	20,742
Shares redeemed	(4,307)	(6,561)	(50,708)	(76,584)
Net increase (decrease)	4,292	10,401	$ 50,616	$ 120,981

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,491,014,660.12	68.216
Against	1,110,401,588.77	11.670
Abstain	364,285,629.16	3.828
Broker Non-Votes	1,549,650,136.89	16.286
TOTAL	9,515,352,014.94	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	9,191,010,795.38	96.591
Withheld	324,341,219.56	3.409
TOTAL	9,515,352,014.94	100.000
Dennis J. Dirks
Affirmative	9,199,049,001.28	96.676
Withheld	316,303,013.66	3.324
TOTAL	9,515,352,014.94	100.000
Robert M. Gates
Affirmative	9,189,372,083.98	96.574
Withheld	325,979,930.96	3.426
TOTAL	9,515,352,014.94	100.000
George H. Heilmeier
Affirmative	9,191,183,741.44	96.593
Withheld	324,168,273.50	3.407
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	9,174,139,780.45	96.414
Withheld	341,212,234.49	3.586
TOTAL	9,515,352,014.94	100.000
Edward C. Johnson 3d
Affirmative	9,167,856,276.61	96.348
Withheld	347,495,738.33	3.652
TOTAL	9,515,352,014.94	100.000
Marie L. Knowles
Affirmative	9,196,147,863.00	96.645
Withheld	319,204,151.94	3.355
TOTAL	9,515,352,014.94	100.000
Ned C. Lautenbach
Affirmative	9,193,561,981.00	96.618
Withheld	321,790,033.94	3.382
TOTAL	9,515,352,014.94	100.000
Marvin L. Mann
Affirmative	9,184,085,149.84	96.519
Withheld	331,266,865.10	3.481
TOTAL	9,515,352,014.94	100.000
William O. McCoy
Affirmative	9,187,317,991.01	96.553
Withheld	328,034,023.93	3.447
TOTAL	9,515,352,014.94	100.000
Robert L. Reynolds
Affirmative	9,193,543,677.54	96.618
Withheld	321,808,337.40	3.382
TOTAL	9,515,352,014.94	100.000
Cornelia M. Small
Affirmative	9,193,853,155.26	96.621
Withheld	321,498,859.68	3.379
TOTAL	9,515,352,014.94	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	9,191,672,816.31	96.598
Withheld	323,679,198.63	3.402
TOTAL	9,515,352,014.94	100.000
Kenneth L. Wolfe
Affirmative	9,193,356,513.29	96.616
Withheld	321,995,501.65	3.384
TOTAL	9,515,352,014.94	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the relative investment performance of Institutional Class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark over time, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are direct or indirect investments of Fidelity Advisor Strategic Income Fund.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value

Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	$ 3,940,000	$ 3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	1,950,000	1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan 5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Lamar Media Corp.:
Tranche C, term loan 5.0625% 6/30/10 (b)	$ 2,985,000	$ 3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	785,433	796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	$ 5,040,000	$ 5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	5,151,815	5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	$ 520,000	$ 528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	2,788,360	2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	$ 4,061,111	$ 4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	7,100,000	7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	$ 1,990,000	$ 2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	2,840,000	2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	$ 19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SII-USAN-0805
1.787776.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 23, 2005